ITEM 1: SHAREHOLDER REPORT



                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                                  ANNUAL REPORT

                               DECEMBER 31, 2003

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

The Portfolio

The State Street Equity 500 Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

For the year ended December 31, 2003, the Portfolio gained 28.62%. For the same period, the S&P 500 Index gained 28.68%.

The Market

Nobody predicted such handsome equity returns in 2003. Contributing to the positive performance this year was ample liquidity provided on the fiscal and monetary fronts, an improving economy, and less geo-political risk, especially after the capture of Sadaam Hussein. The fourth quarter's gains across indices added to the positive returns from quarters two and three, making the losses that started the year in the first quarter of 2003 a distant memory. The S&P 500 Index gained 12.18% in the fourth quarter and gained 28.68% for the year ended December 2003.

While large cap stocks performed very well this year, mid and especially small cap stocks stole the show. The S&P 400 MidCap Index gained 13.19% in the fourth quarter and 35.62% for the year. The S&P SmallCap 600 Index bested both the large and mid caps, returning 14.78% and 38.79% in Q4 and 2003, respectively. The Russell 2000 Small Cap Index performed even better, gaining a whopping 47.25% for the year, due to the exceptional performance of some of the lower quality companies. The small cap performance contributed to the broad benchmarks having a good year. For the whole of 2003, the Russell 3000 Index gained 31.06% and the Wilshire 5000 Index gained 31.64%.

In 2003, value stocks outperformed growth in both the fourth quarter and for the year, across most capitalization segments and style indexes. Within the large caps, the S&P 500/BARRA Value Index outperformed the S&P 500/BARRA Growth Index in 2003.

Materials was the best performing sector in the fourth quarter of 2003, but contributed little to the Index's return given that it has such a small weight in the Index. Financials and information technology, the largest sectors, were the biggest contributors to performance in the fourth quarter of 2003. For the year, all sectors posted gains with technology leading the way.

STATE STREET EQUITY 500 INDEX PORTFOLIO

Telecommunication services struggled for much of the year, but did end up posting a single digit positive return.

The S&P 500's index turnover for the year was 1.45%. There were 9 index changes during the year that yielded the lowest yearly turnover since 1992.

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)

[LINE GRAPH]


             State Street   S&P 500 Index ** (b)
  3/1/2000      10,000             10,000
 6/30/2000      10,683             10,686
12/31/2000       9,759              9,683
 6/30/2001       9,090              9,035
12/31/2001       8,594              8,532
 6/30/2002       7,460              7,409
12/31/2002       6,689              6,646
 6/30/2003       7,475              7,427
12/31/2003       8,604              8,552

                           INVESTMENT PERFORMANCE (a)

                   For the Fiscal Year Ended December 31,2003



                                                                     Total Return
                                    Total Return               Average Annualized Since
                                   One year ended             Commencement of Operations
                                  December 31,2003                  (March 1,2000)
----------------------------------------------------------------------------------------
State Street Equity 500
   Index Portfolio                     28.62%                           -3.84%
S&P 500 Index (b)                      28.68%                           -4.00%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 10.8%
American Greetings Corp.
 Class A (a)                          16,714    $    366
AutoNation,Inc. (a)                   69,000       1,268
AutoZone,Inc. (a)                     22,887       1,950
Bed Bath & Beyond,Inc. (a)            74,814       3,243
Best Buy Co.                          81,821       4,274
Big Lots,Inc. (a)                     32,038         455
Black & Decker Corp.                  19,433         958
Brunswick Corp.                       22,929         730
Carnival Corp.                       159,419       6,334
Centex Corp.                          15,788       1,700
Circuit City Stores-Circuit
 City Group                           52,939         536
Clear Channel
 Communications,Inc.                 155,765       7,294
Comcast Corp. (a)                    570,367      18,748
Cooper Tire & Rubber Co.              18,637         398
Dana Corp.                            40,449         742
Darden Restaurants,Inc.               43,710         920
Delphi Corp.                         140,767       1,437
Dillard's,Inc. Class A                19,253         317
Dollar General Corp.                  86,615       1,818
Dow Jones & Co.,Inc.                  21,526       1,073
Eastman Kodak Co.                     72,637       1,865
eBay,Inc. (a)                        163,560      10,564
Family Dollar Stores,Inc.             43,568       1,563
Federated Department
 Stores,Inc.                          45,576       2,148
Ford Motor Co.                       463,455       7,415
Fortune Brands,Inc.                   37,566       2,686
Gannett Co.,Inc.                      68,538       6,111
Gap,Inc.                             228,630       5,307
General Motors Corp.                 141,973       7,581
Genuine Parts Co.                     45,093       1,497
Goodyear Tire & Rubber Co.            44,442         349
Harley-Davidson,Inc.                  76,538       3,638
Harrah's Entertainment,Inc.           27,933       1,390
Hasbro,Inc.                           43,987         936
Hilton Hotels Corp.                   95,443       1,635
Home Depot,Inc.                      576,557      20,462
International Game Technology         87,452       3,122
Interpublic Group Cos.,Inc.           99,277       1,549
JC Penney & Co.,Inc.                  68,788       1,808
Johnson Controls,Inc.                 22,698       2,636
Jones Apparel Group,Inc.              32,379       1,141
KB HOME                               11,631         844
Knight-Ridder,Inc.                    20,191       1,562
Kohl's Corp. (a)                      86,910       3,906
Leggett & Platt,Inc.                  50,754       1,098
Limited Brands                       130,278       2,349
Liz Claiborne,Inc.                    27,641         980
Lowe's Cos.,Inc.                     199,123      11,029
Marriot International,Inc.
 Class A                              58,339       2,695
Mattel,Inc.                          108,345       2,088
May Department Stores Co.             73,867       2,147
Maytag Corp.                          20,729         577
McDonald's Corp.                     321,253       7,977
McGraw-Hill,Inc.                      48,413       3,385
Meredith Corp.                        13,347         651
New York Times Co. Class A            38,745       1,852
Newell Rubbermaid,Inc.                70,821       1,613
NIKE,Inc. Class B                     66,313       4,540
Nordstrom,Inc.                        34,938       1,198
Office Depot,Inc. (a)                 81,670       1,365
Omnicom Group,Inc.                    48,017       4,193
Pulte Homes,Inc.                      16,218       1,518
Radioshack Corp.                      42,553       1,306
Reebok International,Ltd.             15,571         612
Sears Roebuck & Co.                   64,554       2,937
Sherwin-Williams Co.                  36,770       1,277
Snap-On,Inc.                          14,748         475
Stanley Works                         20,232         766
Staples,Inc. (a)                     127,150       3,471
Starbucks Corp. (a)                   98,726       3,264
Starwood Hotels & Resorts
 Worldwide,Inc. Class B               50,612       1,821
Target Corp.                         230,757       8,861
Tiffany & Co.                         36,868       1,666
Time Warner,Inc. (a)               1,145,847      20,614
TJX Cos.,Inc.                        129,713       2,860
Toys "R" Us,Inc. (a)                  54,169         685
Tribune Co.                           78,955       4,074
Tupperware Corp.                      13,036         226

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
CONSUMER DISCRETIONARY - (CONTINUED)
Univision Communications,Inc.
 Class A (a)                          81,418    $  3,232
V.F. Corp.                            27,888       1,206
Viacom,Inc. Class B                  443,289      19,673
Visteon Corp.                         29,453         307
Walt Disney Co.                      518,073      12,087
Wendy's International,Inc.            28,567       1,121
Whirlpool Corp.                       18,266       1,327
Yum! Brands,Inc. (a)                  74,222       2,553
                                                --------
                                                 293,952
                                                ========
CONSUMER STAPLES - 10.6%
Adolph Coors Co. Class B               9,244         519
Alberto Culver Co. Class B            15,639         987
Albertson's,Inc.                      92,413       2,093
Altria Group,Inc.                    514,764      28,013
Anheuser-Busch Cos.,Inc.             206,367      10,871
Archer-Daniels-Midland Co.           164,367       2,502
Avon Products,Inc.                    60,474       4,081
Brown-Forman Corp. Class B            15,241       1,424
Campbell Soup Co.                    104,683       2,805
Clorox Co.                            54,410       2,642
Coca-Cola Co.                        621,335      31,533
Coca-Cola Enterprises,Inc.           115,700       2,530
Colgate-Palmolive Co.                135,935       6,804
ConAgra Foods,Inc.                   135,646       3,580
Costco Wholesale Corp. (a)           115,751       4,304
CVS Corp.                             99,792       3,604
General Mills,Inc.                    94,364       4,275
Gillette Co.                         256,144       9,408
H.J. Heinz Co.                        88,820       3,236
Hershey Foods Corp.                   33,504       2,579
Kellogg Co.                          103,129       3,927
Kimberly-Clark Corp.                 127,664       7,544
Kroger Co. (a)                       188,222       3,484
McCormick & Co.,Inc.                  36,800       1,108
Pepsi Bottling Group,Inc.             66,053       1,597
PepsiCo,Inc.                         435,010      20,280
Procter & Gamble Co.                 328,711      32,832
R.J. Reynolds Tobacco
 Holdings,Inc.                        21,240       1,235
Safeway,Inc. (a)                     111,793       2,449
Sara Lee Corp.                       201,217       4,368
SuperValu,Inc.                        33,960         971
SYSCO Corp.                          163,781       6,098
UST Corp.                             41,647       1,486
Wal-Mart Stores,Inc.               1,097,128      58,203
Walgreen Co.                         259,610       9,445
Winn-Dixie Stores,Inc.                31,710         316
Wrigley Wm.,Jr. Co.                   56,716       3,188
                                                --------
                                                 286,321
                                                ========
ENERGY - 5.6%
Amerada Hess Corp.                    22,502       1,196
Anadarko Petroleum Corp.              63,554       3,242
Apache Corp.                          40,965       3,322
Ashland,Inc.                          17,080         753
Baker Hughes,Inc.                     84,480       2,717
BJ Services Co. (a)                   40,055       1,438
Burlington Resources,Inc.             51,128       2,831
ChevronTexaco Corp.                  270,947      23,407
ConocoPhillips                       172,441      11,307
Devon Energy Corp.                    58,761       3,365
EOG Resources,Inc.                    28,984       1,338
ExxonMobil Corp.                   1,675,702      68,704
Halliburton Co.                      111,386       2,896
Kerr-McGee Corp.                      26,136       1,215
Marathon Oil Corp.                    78,234       2,589
Nabors Industries,Ltd. (a)            38,215       1,586
Noble Corp. (a)                       34,523       1,235
Occidental Petroleum Corp.            98,123       4,145
Rowan Cos.,Inc. (a)                   23,639         548
Schlumberger,Ltd.                    148,207       8,110
Sunoco,Inc.                           19,228         983
Transocean,Inc. (a)                   82,295       1,976
Unocal Corp.                          66,788       2,460
                                                --------
                                                 151,363
                                                ========
FINANCIALS - 19.8%
ACE,Ltd.                              70,455       2,918
AFLAC,Inc.                           129,716       4,693
Allstate Corp.                       178,107       7,662
Ambac Financial Group,Inc.            27,047       1,877
American Express Co.                 325,873      15,717
American International
 Group,Inc.                          661,083      43,817
AmSouth Bancorp                       88,819       2,176
AON Corp.                             81,323       1,947

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
FINANCIALS - (CONTINUED)
Apartment Investment &
 Management Co. Class A               25,000    $    862
Bank of America Corp.                376,578      30,288
Bank of New York Co.,Inc.            195,779       6,484
Bank One Corp.                       283,162      12,909
BB&T Corp.                           138,618       5,356
Bear Stearns Cos.,Inc.                25,399       2,031
Capital One Financial Corp.           58,315       3,574
Charles Schwab Corp.                 342,893       4,060
Charter One Financial,Inc.            56,017       1,935
Chubb Corp.                           48,039       3,271
Cincinnati Financial Corp.            40,667       1,703
Citigroup,Inc.                     1,307,771      63,479
Comerica,Inc.                         45,132       2,530
Countrywide Credit
 Industries,Inc.                      46,363       3,517
Equity Office Properties Trust       102,541       2,938
Equity Residential                    69,607       2,054
Fannie Mae                           246,229      18,482
Federal Home Loan Mortgage
 Corp.                               176,146      10,273
Federated Investors,Inc.
 Class B                              27,400         804
Fifth Third Bancorp                  144,100       8,516
First Tennessee National Corp.        31,917       1,408
FleetBoston Financial Corp.          267,085      11,658
Franklin Resources,Inc.               64,244       3,345
Golden West Financial Corp.           38,411       3,964
Goldman Sachs Group,Inc.             119,900      11,838
Hartford Financial Services
 Group,Inc.                           71,488       4,220
Huntington Bancshares,Inc.            59,354       1,335
J.P. Morgan Chase & Co.              517,014      18,990
Janus Capital Group,Inc.              60,619         995
Jefferson-Pilot Corp.                 35,760       1,811
John Hancock Financial
 Services,Inc.                        72,978       2,737
KeyCorp                              105,809       3,102
Lehman Brothers Holdings,Inc.         68,718       5,306
Lincoln National Corp.                45,731       1,846
Loews Corp.                           47,514       2,350
Marsh & McLennan Cos.,Inc.           134,136       6,424
Marshall & Ilsley Corp.               57,992       2,218
MBIA,Inc.                             36,758       2,177
MBNA Corp.                           323,402       8,037
Mellon Financial Corp.               108,723       3,491
Merrill Lynch & Co.,Inc.             239,427      14,042
MetLife,Inc.                         192,407       6,478
MGIC Investment Corp.                 24,962       1,421
Moody's Corp.                         37,865       2,293
Morgan Stanley                       274,443      15,882
National City Corp.                  153,791       5,220
North Fork Bancorp,Inc.               38,090       1,541
Northern Trust Corp.                  55,540       2,578
Plum Creek Timber Co.,Inc.            46,180       1,406
PNC Financial Services
 Group,Inc.                           70,047       3,834
Principal Financial Group,Inc.        81,550       2,697
Progressive Corp.                     54,647       4,568
ProLogis                              45,200       1,450
Providian Financial Corp. (a)         73,473         855
Prudential Financial,Inc.            136,700       5,710
Regions Financial Corp.               56,389       2,098
SAFECO Corp.                          36,364       1,416
Simon Property Group,Inc.             48,263       2,237
SLM Corp.                            113,942       4,293
SouthTrust Corp.                      83,779       2,742
St. Paul Cos.,Inc.                    58,828       2,333
State Street Corp. (Note 4)           84,525       4,402
SunTrust Banks,Inc.                   71,172       5,089
Synovus Financial Corp.               77,604       2,244
T. Rowe Price Group,Inc.              31,490       1,493
Torchmark Corp.                       28,776       1,310
Travelers Property Casualty
 Corp. Class B                       253,956       4,310
U.S. Bancorp                         488,661      14,552
Union Planters Corp.                  49,344       1,554
UnumProvident Corp.                   74,435       1,174
Wachovia Corp.                       335,326      15,623
Washington Mutual,Inc.               227,713       9,136
Wells Fargo Co.                      428,811      25,253
XL Capital,Ltd. Class A               34,632       2,686
Zions Bancorp                         23,219       1,424
                                                --------
                                                 538,469
                                                ========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
HEALTH CARE - 12.8%
Abbott Laboratories                  396,167    $ 18,461
Aetna,Inc.                            38,532       2,604
Allergan,Inc.                         33,191       2,549
AmerisourceBergen Corp.               28,216       1,584
Amgen,Inc. (a)                       326,875      20,201
Anthem,Inc. (a)                       35,700       2,677
Applera Corp. - Applied
 Biosystems Group                     52,567       1,089
Bausch & Lomb,Inc.                    13,825         718
Baxter International,Inc.            155,626       4,750
Becton,Dickinson & Co.                64,929       2,671
Biogen Idec,Inc. (a)                  82,673       3,041
Biomet,Inc.                           64,441       2,346
Boston Scientific Corp. (a)          207,396       7,624
Bristol-Myers Squibb Co.             491,317      14,052
C.R. Bard,Inc.                        13,097       1,064
Cardinal Health,Inc.                 109,566       6,701
Chiron Corp. (a)                      47,844       2,727
CIGNA Corp.                           36,289       2,087
Eli Lilly & Co.                      284,497      20,009
Express Scripts,Inc. (a)              19,900       1,322
Forest Laboratories,Inc. (a)          92,506       5,717
Genzyme Corp. (a)                     57,105       2,818
Guidant Corp.                         77,964       4,693
HCA,Inc.                             125,359       5,385
Health Management Associates,
 Inc. Class A                         62,198       1,493
Humana,Inc. (a)                       40,925         935
IMS Health,Inc.                       60,181       1,496
Johnson & Johnson                    752,346      38,866
King Pharmaceuticals,Inc. (a)         63,532         969
Manor Care,Inc.                       23,151         800
McKesson Corp.                        73,831       2,374
Medco Health Solutions,Inc. (a)       68,172       2,317
MedImmune,Inc. (a)                    62,265       1,582
Medtronic,Inc.                       307,102      14,928
Merck & Co.,Inc.                     563,903      26,052
Millipore Corp. (a)                   11,728         505
Pfizer,Inc.                        1,934,674      68,352
Quest Diagnostics,Inc. (a)            27,000       1,974
Schering-Plough Corp.                371,824       6,466
St. Jude Medical,Inc. (a)             43,597       2,675
Stryker Corp.                         50,404       4,285
Tenet Healthcare Corp. (a)           119,909       1,925
UnitedHealth Group,Inc.              148,484       8,639
Watson Pharmaceuticals,
  Inc. (a)                            27,003       1,242
WellPoint Health
  Networks,Inc. (a)                   38,389       3,723
Wyeth                                337,431      14,324
Zimmer Holdings,Inc. (a)              61,120       4,303
                                                --------
                                                 347,115
                                                ========
INDUSTRIALS - 10.5%
3M Co.                               198,884      16,911
Allied Waste Industries,Inc.(a)       82,667       1,147
American Power
 Conversion Corp. (a)                 50,067       1,224
American Standard Cos.,Inc. (a)       18,307       1,844
Apollo Group, Inc. (a)                44,875       3,051
Avery Dennison Corp.                  28,670       1,606
Boeing Co.                           213,045       8,978
Burlington Northern
 Santa Fe Corp.                       94,750       3,065
Caterpillar, Inc.                     87,885       7,296
Cendant Corp. (a)                    256,322       5,708
Cintas Corp.                          43,082       2,160
Cooper Industries, Ltd.               23,421       1,357
Crane Co.                             15,002         461
CSX Corp.                             54,724       1,967
Cummins, Inc.                         11,273         552
Danaher Corp.                         38,813       3,561
Deere & Co.                           60,641       3,945
Delta Air Lines, Inc.                 31,293         370
Deluxe Corp.                          12,720         526
Dover Corp.                           51,413       2,044
Eaton Corp.                           19,039       2,056
Emerson Electric Co.                 106,535       6,898
Equifax, Inc.                         35,969         881
FedEx Corp.                           75,446       5,093
Fluor Corp.                           20,406         809
General Dynamics Corp.                50,006       4,520
General Electric Co. (e)           2,545,623      78,863
Goodrich Co.                          30,855         916
H&R Block, Inc.                       45,910       2,542
Honeywell International, Inc.        218,242       7,296

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
INDUSTRIALS - (CONTINUED)
Illinois Tool Works, Inc.             77,964    $  6,542
Ingersoll-Rand Co. Class A            44,550       3,024
ITT Industries, Inc.                  23,902       1,774
Lockheed Martin Corp.                114,071       5,863
Masco Corp.                          116,974       3,206
Monster Worldwide, Inc. (a)           28,492         626
Navistar International Corp. (a)      17,880         856
Norfolk Southern Corp.                99,661       2,357
Northrop Grumman Corp.                46,339       4,430
PACCAR, Inc.                          29,647       2,524
Pall Corp.                            31,474         844
Parker-Hannifin Corp.                 30,023       1,786
Pitney Bowes, Inc.                    59,839       2,431
Power-One, Inc. (a)                   21,100         229
R.R. Donnelley & Sons Co.             28,360         855
Raytheon Co.                         106,314       3,194
Robert Half International,
 Inc. (a)                             43,214       1,009
Rockwell Automation, Inc.             47,820       1,702
Rockwell Collins, Inc.                44,819       1,346
Ryder Systems, Inc.                   15,680         535
Southwest Airlines Co.               202,140       3,263
Textron, Inc.                         34,275       1,956
Thomas & Betts Corp. (a)              16,142         369
Tyco International, Ltd.             506,448      13,421
Union Pacific Corp.                   64,540       4,484
United Parcel Service, Inc.
 Class B                             284,900      21,239
United Technologies Corp.            119,157      11,292
W.W. Grainger, Inc.                   22,809       1,081
Waste Management, Inc.               147,279       4,359
                                                --------
                                                 284,244
                                                ========

INFORMATION TECHNOLOGY - 17.0%
ADC Telecommunications,
 Inc. (a)                            211,127         627
Adobe Systems,Inc.                    59,571       2,341
Advanced Micro
 Devices,Inc. (a)                     87,384       1,302
Agilent Technologies,Inc. (a)        120,127       3,513
Altera Corp. (a)                      96,878       2,199
Analog Devices,Inc.                   93,561       4,271
Andrew Corp. (a)                      41,127         473
Apple Computer,Inc. (a)               91,346       1,952
Applied Materials,Inc. (a)           421,161       9,455
Applied Micro Circuits
 Corp. (a)                            77,142         461
Autodesk,Inc.                         30,015         738
Automatic Data Processing,
 Inc.                                150,438       5,959
Avaya,Inc. (a)                       105,615       1,367
BMC Software,Inc. (a)                 57,336       1,069
Broadcom Corp. (a)                    75,746       2,582
CIENA Corp. (a)                      119,488         793
Cisco Systems,Inc. (a)             1,749,859      42,504
Citrix Systems,Inc. (a)               41,653         884
Computer Associates
 International,Inc.                  148,144       4,050
Computer Sciences Corp. (a)           47,982       2,122
Compuware Corp. (a)                   95,257         575
Comverse Technology,Inc. (a)          47,738         840
Concord EFS,Inc. (a)                 120,040       1,781
Convergys Corp. (a)                   36,005         629
Corning,Inc. (a)                     340,285       3,549
Dell,Inc. (a)                        648,891      22,036
Electronic Arts,Inc. (a)              76,400       3,650
Electronic Data Systems Corp.        121,786       2,989
EMC Corp. (a)                        608,341       7,860
First Data Corp.                     184,502       7,581
Fiserv,Inc. (a)                       49,147       1,942
Gateway,Inc. (a)                      82,065         378
Hewlett-Packard Co.                  772,619      17,747
Intel Corp.                        1,655,903      53,320
International Business
 Machines Corp.                      436,118      40,419
Intuit,Inc. (a)                       50,051       2,648
Jabil Circuit,Inc. (a)                49,813       1,410
JDS Uniphase Corp. (a)               362,319       1,323
KLA Tencor Corp. (a)                  49,464       2,902
Lexmark International
 Group,Inc. Class A (a)               32,602       2,564
Linear Technology Corp.               78,875       3,318
LSI Logic Corp. (a)                   96,135         853
Lucent Technologies,Inc. (a)       1,060,672       3,012
Maxim Integrated Products,Inc.        84,056       4,186
Mercury Interactive Corp. (a)         21,548       1,048

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
INFORMATION TECHNOLOGY - (CONTINUED)
Micron Technology,Inc. (a)           155,632    $  2,096
Microsoft Corp. (e)                2,741,204      75,493
Molex,Inc.                            48,110       1,679
Motorola,Inc.                        589,298       8,292
National Semiconductor
 Corp. (a)                            46,609       1,837
NCR Corp. (a)                         23,992         931
Network Appliance,Inc. (a)            87,867       1,804
Novell,Inc. (a)                       93,442         983
Novellus Systems,Inc. (a)             39,469       1,660
NVIDIA Corp. (a)                      40,351         938
Oracle Corp. (a)                   1,324,338      17,481
Parametric Technology
 Corp. (a)                            59,341         234
Paychex,Inc.                          95,227       3,543
PeopleSoft,Inc. (a)                   92,323       2,105
PerkinElmer,Inc.                      32,157         549
PMC-Sierra,Inc. (a)                   44,724         901
QLogic Corp. (a)                      23,845       1,230
QUALCOMM,Inc.                        202,639      10,928
Sabre Holdings Corp. Class A          38,324         827
Sanmina-SCI Corp. (a)                128,958       1,626
Scientific-Atlanta,Inc.               39,868       1,088
Siebel Systems,Inc. (a)              128,558       1,783
Solectron Corp. (a)                  210,214       1,242
Sun Microsystems,Inc. (a)            825,388       3,706
SunGard Data Systems,Inc. (a)         72,350       2,005
Symantec Corp. (a)                    77,700       2,692
Symbol Technologies,Inc.              58,485         988
Tektronix,Inc. (a)                    21,029         665
Tellabs,Inc. (a)                     104,775         883
Teradyne,Inc. (a)                     50,292       1,280
Texas Instruments,Inc.               438,403      12,880
Thermo Electron Corp. (a)             41,129       1,037
Unisys Corp. (a)                      85,779       1,274
VERITAS Software Corp. (a)           109,083       4,054
Waters Corp. (a)                      31,157       1,033
Xerox Corp. (a)                      199,842       2,758
Xilinx,Inc. (a)                       86,704       3,359
Yahoo!,Inc. (a)                      166,390       7,516
                                                --------
                                                 462,602
                                                ========
MATERIALS - 3.0%
Air Products & Chemicals,Inc.         58,189       3,074
Alcoa,Inc.                           219,046       8,324
Allegheny Technologies,Inc.           17,729         234
Ball Corp.                            14,285         851
Bemis Co.,Inc.                        13,464         673
Boise Cascade Corp.                   21,519         707
Dow Chemical Co.                     233,099       9,690
E.I. Du Pont de Nemours
 & Co.                               252,439      11,584
Eastman Chemical Co.                  20,062         793
Ecolab,Inc.                           65,426       1,791
Engelhard Corp.                       33,330         998
Freeport-McMoRan Copper &
 Gold,Inc. Class B                    43,114       1,816
Georgia-Pacific Group                 64,340       1,973
Great Lakes Chemical Corp.            12,803         348
Hercules,Inc. (a)                     28,098         343
International Flavors &
 Fragrances,Inc.                      24,704         863
International Paper Co.              122,756       5,292
Louisiana Pacific Corp. (a)           26,459         473
MeadWestvaco Corp.                    52,488       1,562
Monsanto Co.                          65,946       1,898
Newmont Mining Corp.                 109,342       5,315
Nucor Corp.                           20,202       1,131
Pactiv Corp. (a)                      40,964         979
Phelps Dodge Corp. (a)                23,005       1,750
PPG Industries,Inc.                   43,290       2,771
Praxair,Inc.                          82,120       3,137
Rohm & Haas Co.                       56,696       2,422
Sealed Air Corp. (a)                  21,136       1,144
Sigma Aldrich Corp.                   17,993       1,029
Temple-Inland,Inc.                    14,314         897
United States Steel Corp.             26,002         911
Vulcan Materials Co.                  25,496       1,213
Weyerhaeuser Co.                      55,524       3,554
Worthington Industries,Inc.           21,829         394
                                                --------
                                                  79,934
                                                ========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                Market
                                                Value
                                    Shares      (000)
                                  ----------  ----------
TELECOMMUNICATION SERVICES - 3.3%
Alltel Corp.                          78,798  $    3,670
AT&T Corp.                           199,647       4,053
AT&T Wireless Services,
 Inc. (a)                            694,238       5,547
BellSouth Corp.                      468,128      13,248
CenturyTel,Inc.                       36,608       1,194
Citizens Communications
 Co. (a)                              72,077         895
Nextel Communications,Inc.
 Class A (a)                         278,336       7,810
Qwest Communications
International,Inc. (a)               434,922       1,879
SBC Communications,Inc.              839,004      21,873
Sprint Corp. (Fon Group)             228,384       3,750
Sprint Corp. (PCS Group) (a)         267,678       1,504
Verizon Communications,Inc.          699,898      24,553
                                              ----------
                                                  89,976
                                              ==========
UTILITIES - 2.7%
AES Corp. (a)                        155,914       1,472
Allegheny Energy,Inc. (a)             31,899         407
Ameren Corp.                          41,442       1,906
American Electric Power
 Co.,Inc.                            100,554       3,068
Calpine Corp. (a)                    114,452         550
CenterPoint Energy,Inc.               77,193         748
Cinergy Corp.                         45,958       1,784
CMS Energy Corp.                      36,505         311
Consolidated Edison,Inc.              57,022       2,452
Constellation Energy
 Group,Inc.                           42,303       1,657
Dominion Resources,Inc.               82,987       5,297
DTE Energy Co.                        43,746       1,724
Duke Energy Corp.                    229,477       4,693
Dynegy,Inc. Class A                   94,930         406
Edison International (a)              82,662       1,813
El Paso Corp.                        153,494       1,257
Entergy Corp.                         58,843       3,362
Exelon Corp.                          82,689       5,487
FirstEnergy Corp.                     83,512       2,940
FPL Group,Inc.                        46,489       3,041
KeySpan Corp.                         40,206       1,480
Kinder Morgan,Inc.                    31,038       1,834
NICOR,Inc.                            11,213         382
NiSource,Inc.                         65,967       1,447
Peoples Energy Corp.                   9,331         392
PG&E Corp. (a)                       106,123       2,947
Pinnacle West Capital Corp.           23,081         924
PPL Corp.                             45,768       2,002
Progress Energy,Inc.                  61,808       2,797
Public Service Enterprise
 Group,Inc.                           60,722       2,660
Sempra Energy                         56,689       1,704
Southern Co.                         185,258       5,604
TECO Energy,Inc.                      50,776         732
TXU Corp.                             81,548       1,934
Williams Cos.,Inc.                   135,837       1,334
Xcel Energy,Inc.                     100,397       1,705
                                              ----------
                                                  74,253
                                              ==========
TOTAL COMMON STOCKS
(cost $2,242,328,348)                         $2,608,229
                                              ==========

                                                          Par
                                                        Amount
                                                         (000)
                                                       --------
GOVERNMENT AND AGENCY SECURITIES - 0.2%
United States Treasury Bill (b) (c)
 0.87% due 03/11/04                                    $  5,910       5,900
                                                                   ========
TOTAL GOVERNMENT AND
 AGENCY SECURITIES
 (cost $5,900,002)                                                    5,900
                                                                   ========

                                                        Shares
                                                         (000)
                                                       --------
SHORT TERM INVESTMENTS - 4.6%
AIM Short Term Investment
 Prime Portfolio                                         53,762      53,762
Federated Money Market
 Obligations Trust                                          482         482
State Street Navigator Securities
 Lending Prime Portfolio (d)                             71,147      71,147
                                                                   ========
TOTAL SHORT TERM INVESTMENTS
 (cost $125,390,378)                                                125,391
                                                                   ========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                       Market
                                                        Value
                                                        (000)
                                                     ----------
TOTAL INVESTMENTS - 100.9%
 (identified cost $2,373,618,729)                    $2,739,520
OTHER ASSETS AND LIABILITIES
 NET - (0.9)%                                           (24,848)
                                                     ----------

NET ASSETS - 100%                                    $2,714,672
                                                     ==========

(a)      Non-income producing security.

(b) Security held as collateral in relation to initial margin requirements on futures contracts.

(c)      Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

                                                       Number     Unrealized
                                                         of      Appreciation
                                                      Contracts     (000)
                                                      ---------  ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
 Contracts (long)Expiration
 date 03/2004                                              387     $  2,016
                                                                   --------
Total unrealized appreciation
 on open futures contracts
 purchased                                                         $  2,016
                                                                   ========

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
(Amounts in thousands)

ASSETS
Unaffiliated investments at market (identified cost $2,299,614) - including
 $78,107 of securities loaned (Note 2)                                        $2,663,971
Affiliated investments at market (identified cost $74,005) (Note 4)               75,549
Receivables:
 Investment securities sold                                                       42,495
 Dividends and interest                                                            3,624
 Daily variation margin on futures contracts                                         281
                                                                              ----------
  Total assets                                                                 2,785,920

LIABILITIES
Payables:
 Due upon return of securities loaned                                             71,147
 Management fees (Note 4)                                                            101
                                                                              ----------
  Total liabilities                                                               71,248
                                                                              ----------
NET ASSETS                                                                    $2,714,672
                                                                              ==========

COMPOSITION OF NET ASSETS

Paid-in capital                                                               $2,346,755
Net unrealized appreciation on investments
 and futures contracts                                                           367,917
                                                                              ----------
NET ASSETS                                                                    $2,714,672
                                                                              ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
(Amounts in thousands)

INVESTMENT INCOME
 Dividend income - unaffiliated issuers                                                        $  39,328
 Dividend income - non-controlled affiliated issuers                                                  44
 Interest                                                                                            827
 Security lending income (Notes 2 and 4)                                                              82
                                                                                               ---------
  Total Investment Income                                                                         40,281

EXPENSES
 Management fees (Note 4)                                                     $    1,017
                                                                              ----------
  Total Expenses                                                                                   1,017
                                                                                               ---------
NET INVESTMENT INCOME                                                                             39,264
                                                                                               ---------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments                                                                    (107,517)
 Futures contracts                                                                16,773
                                                                              ----------
                                                                                                 (90,744)

Net change in unrealized appreciation (depreciation) on:
 Investments                                                                     638,263*
 Futures contracts                                                                 2,832
                                                                              ----------
                                                                                                 641,095
                                                                                               ---------
Net realized and unrealized gain                                                                 550,351
                                                                                               ---------
Net Increase in Net Assets Resulting from Operations                                           $ 589,615
                                                                                               =========

*Excludes unrealized depreciation of $1,680 on contributed securities.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                      For the Year      For the Year
                                                                         Ended             Ended
                                                                    December 31,2003  December 31,2002
                                                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
 Net investment income                                               $      39,264     $      34,956
 Net realized loss on investments,futures contracts,
  and withdrawals in-kind                                                  (90,744)          (70,428)
 Net change in unrealized appreciation (depreciation)                      641,095          (532,213)
                                                                     -------------     -------------
  Net increase (decrease) in net assets resulting from operations          589,615          (567,685)
                                                                     -------------     -------------

CAPITAL TRANSACTIONS
 Proceeds from contributions                                               547,305           557,561
 Contributions in-kind                                                      19,659            41,343
 Fair value of withdrawals                                                (434,455)         (520,988)
 Withdrawals in-kind                                                             -          (209,981)
                                                                     -------------     -------------
  Net increase (decrease) in net assets from capital transactions          132,509          (132,065)
                                                                     -------------     -------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                722,124          (699,750)

NET ASSETS
Beginning of year                                                        1,992,548         2,692,298
                                                                     -------------     -------------
End of year                                                          $   2,714,672     $   1,992,548
                                                                     =============     =============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                  Year           Year            Year          Period
                                                 Ended          Ended           Ended           Ended
                                                12/31/03       12/31/02        12/31/01       12/31/00*
                                              -----------    -----------     -----------     -----------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets,end of period (in thousands)     $ 2,714,672    $ 1,992,548     $ 2,692,298     $  2,957,271

  Ratios to average net assets:
     Operating expenses                             0.045%         0.045%          0.045%           0.045%+
     Net investment income                           1.74%          1.57%           1.34%            1.14%+

  Portfolio turnover rate**                            12%            13%             14%              18%++

  Total return (a)                                  28.62%        (22.16%)        (11.94%)          (2.41%)++

---------------------

*        The Portfolio commenced operations on March 1,2000.

**       The Portfolio turnover rate excludes in-kind security transactions.

+        Annualized.

++       Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31,2003

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940,as amended (the "1940 Act"),that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio,the State Street Money Market Portfolio,and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31,2003,only the Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known,unmanaged,stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value,"as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31,2003

securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends,gains and losses of the Portfolio are deemed to have been "passed through"to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore,no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract,the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day,depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities),plus accrued interest and dividends,determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2003, the earned income for the Portfolio and State Street was $81,642 and $27,214,respectively.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31,2003

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2003, the value of the securities loaned amounted to $78,107,395. The loans were collateralized with cash of $71,146,646,which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company, and letters of credit from JP Morgan Chase Bank and BNP Paribas in the amounts of $3,321,220 and $5,646,074,respectively.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2003, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $406,389,749 and $259,097,959, respectively. The aggregrate value of in-kind contributions and withdrawals were $19,659,189 and $0,respectively.

At December 31, 2003, the cost of investments computed on a federal income tax basis was $2,575,543,868. The aggregate gross unrealized appreciation and gross unrealized depreciation was $587,116,576 and $423,141,026, respectively, resulting in net appreciation of $163,975,550. The differences between book and tax cost amounts are primarily due to wash sales loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management,Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses),State Street receives a unitary fee,calculated daily,at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at December 31,2003 is listed in the Portfolio of Investments.

During the year,the Portfolio had investment transactions executed through State Street Global Markets LLC,a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA. For the year ended December 31,2003,the Portfolio paid brokerage commissions to State Street Global Markets LLC of $366,175.

STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF ERNST & YOUNG LLP,INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities,including the portfolio of investments,of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the "Portfolio") as of December 31,2003,and the related statement of operations for the year then ended,the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis,evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31,2003,the results of its operations for the year then ended,the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                         ERNST & YOUNG LLP

Boston,Massachusetts
February 6, 2004

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                              NUMBER OF
                                                                                               FUNDS IN              OTHER
                              POSITION(S)     TERM OF OFFICE                                 FUND COMPLEX         DIRECTORSHIPS
                               HELD WITH       AND LENGTH OF      PRINCIPAL OCCUPATION       OVERSEEN BY            HELD BY
  NAME,ADDRESS, AND AGE          TRUST          TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE              TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------
Michael F. Holland            Trustee and     Term:Indefinite     Chairman,Holland &              14          Trustee,State
Holland & Company,LLC         Chairman of     Elected:7/99        Company L.L.C.                              Street
375 Park Avenue               the Board                           (investment adviser),                       Institutional
New York,NY 10152                                                 1995 - present                              Investment
Age:59                                                                                                        Trust; Director
                                                                                                              of the Holland
                                                                                                              Series Fund,
                                                                                                              Inc.; and
                                                                                                              Director,The
                                                                                                              China Fund,
                                                                                                              Inc.
----------------------------------------------------------------------------------------------------------------------------------
William L. Boyan              Trustee         Term:Indefinite     Trustee of Old Mutual           14          Trustee,State
State Street Master Funds                     Elected:7/99        South Africa Master                         Street
P.O.Box 5049                                                      Trust (investments)                         Institutional
Boston,MA 02206                                                   (1995 - present);                           Investment
Age:67                                                            Chairman emeritus,                          Trust; and
                                                                  Children's Hospital (1984 -                 Trustee,Old
                                                                  present); Director,                         Mutual South
                                                                  Boston Plan For                             Africa Master
                                                                  Excellence (non-profit)                     Trust
                                                                  (1994 - present);
                                                                  President and
                                                                  Chief Operations
                                                                  Officer,John
                                                                  Hancock Mutual Life
                                                                  Insurance Company
                                                                  (1959 - 1999).
                                                                  Mr. Boyan retired in
                                                                  1999.
----------------------------------------------------------------------------------------------------------------------------------
Rina K. Spence                Trustee         Term:Indefinite     President of SpenceCare         14          Trustee,State Street
7 Acacia Street                               Elected:7/99        International LLC (1998                     Institutional
Cambridge,MA 02138                                                - present); Member of                       Investment Trust;
Age:55                                                            the Advisory Board,                         Director of
                                                                  Ingenium Corp., (technology                 Berkshire Life
                                                                  company) (2001 - present);                  Insurance Company of
                                                                  Chief Executive Officer,                    America; and
                                                                  IEmily.com, (internet                       Director, IEmily.com
                                                                  company) (2000 - 2001);
                                                                  Chief Executive Officer of
                                                                  Consesus Pharmaceutical,
                                                                  Inc., (1998 - 1999);
                                                                  Founder; President, and
                                                                  Chief Executive Officer of
                                                                  Spence Center for Woman's
                                                                  Health (1994 - 1998);
                                                                  Trustee, Eastern
                                                                  Enterprise, (utilities)
                                                                  (1998 - 2000).
----------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                              NUMBER OF
                                                                                               FUNDS IN              OTHER
                              POSITION(S)     TERM OF OFFICE                                 FUND COMPLEX         DIRECTORSHIPS
                               HELD WITH       AND LENGTH OF      PRINCIPAL OCCUPATION       OVERSEEN BY            HELD BY
  NAME,ADDRESS, AND AGE          TRUST          TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE              TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------
Douglas T. Williams           Trustee         Term:Indefinite     Executive Vice President         14         Trustee,State Street
State Street Master Funds                     Elected:7/99        of Chase Manhattan Bank,                    Institutional
P.O. Box 5049                                                     (1987 - 1999). Mr.                          Investment Trust
Boston,MA 02206                                                   Williams retired in 1999.
Age:63
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
----------------------------------------------------------------------------------------------------------------------------------
Donald A. Gignac              President       Term:Indefinite     Senior Vice President            --          --
State Street Bank and Trust                   Elected:8/03        of State Street Bank and
Company                                                           Trust Company (2002 -
2 Avenue de Lafayette                                             present); and Vice
Boston,MA 02111                                                   President of State
Age:38                                                            Street Bank and Trust
                                                                  Company (1993 to 2002).
----------------------------------------------------------------------------------------------------------------------------------
Karen Gillogly                Treasurer       Term:Indefinite     Vice President of State          --          --
State street Bank and Trust                   Elected:9/03        Street Bank and Trust
Company                                                           Company (1999 - present);
One Federal Street                                                Audit Senior Manager,
Boston,MA 02110                                                   Ernst & Young LLP
Age:37                                                            (1998 - 1999).
----------------------------------------------------------------------------------------------------------------------------------
Julie A. Tedesco              Secretary       Term:Indefinite     Vice President and               --          --
State Street Bank and Trust                   Elected:5/00        Counsel of State Street
Company                                                           Bank & Trust Company
One Federal Street                                                (2000 - present); Counsel
Boston,MA 02110                                                   of First Data Investor
Age:46                                                            Services Group,Inc.,
                                                                  (1994 - 2000).
----------------------------------------------------------------------------------------------------------------------------------

                  STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

                                  ANNUAL REPORT

                                December 31, 2003

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

The Portfolio

The MSCI(R) EAFE(R) Index Portfolio's (the "Portfolio") investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI(R) EAFE(R) Index"). The Portfolio attempts to hold the MSCI(R) EAFE(R) Index constituents in their approximate benchmark weights.

For the year ended December 31, 2003, the Portfolio gained 37.59%. For the same period, the MSCI(R) EAFE(R) Index gained 38.59%.

The Markets

Equity markets globally finished 2003 with a flourish, as interest rates remained low, bond markets behaved, and economic activity worldwide continued to perk up. The MSCI EAFE Index extended its winning streak to nine monthly gains, bounding 7.8% higher during December 2003. The EAFE Index returned 17.1% for the fourth quarter of 2003, and even after its ignominious first quarter, produced a total return of 38.6% for 2003. Again in December 2003, weakness in the US dollar led the EAFE Index to outperform the S&P 500 Index. The S&P added 5.2% in December 2003, 12.2% during the fourth quarter, and 28.7% for all of 2003, leaving it nearly 10% behind EAFE for the full year. But without the weighted average decline of the dollar against EAFE currencies, the S&P would not have lagged as much.

MSCI Europe again outpaced MSCI Pacific in December 2003, not least due to ongoing strength in the Euro. Four EAFE markets posted double-digit returns in this same time frame. These four markets were all European: Greece gained 12.8%, Spain 12.7%, Germany 11.4%, and Ireland 10.6%. Overall, MSCI Europe added 8.2% for the month, while MSCI Pacific returned 6.9%. Remarkably enough, the fourth quarter 2003 gains in Europe brought the two regional benchmarks to a virtual dead heat for 2003, as both MSCI Europe and MSCI Pacific returned 38.6% for the full year.

The December gain for equities in Greece, led by a fresh surge in bank stocks, capped a buoyant 2003. With more than three years of steady declines behind it and the 2004 Summer Olympics on the horizon, MSCI Greece was the year's best performing EAFE market. Bank stocks also contributed to the gains in Spain and Ireland. A strong housing market continues to benefit the mortgage business in Spain, while Irish banks are also enjoying robust loan growth. Better creditworthiness at Deutsche Bank boosted German equities, as did improved perceptions about US automotive manufacturers, including Daimler-Chrysler.

The only EAFE market not to enjoy a positive return in December was Finland. Phone maker Nokia fell during the month on concerns of market share losses for its handsets. Finland's pulp and paper companies were also weak in December 2003 on fears that the strong Euro would make their products less competitive. MSCI Finland has the dubious distinction of being the weakest EAFE market for the year 2003, but the fact that it still returned 19.4% for the twelve-month period indicates just how good a year it has been in these markets.

All EAFE sectors generated positive returns in December 2003, with energy and materials extending their gains into double digits. Having languished for much of 2003, oil stocks finally put on a good move; perhaps oil's resilience even after the capture of Saddam Hussein convinced investors that crude prices are not as vulnerable as many seemed to expect. On the materials side, Chinese demand for iron ore and base metals like copper and nickel is keeping prices firm. The share prices of miners BHP Billiton PLC and Rio Tinto PLC rose sharply in December 2003.

The technology sector lagged all others in December 2003, with minimal gains likely as a result of investors locking in profits before the end of the year. Technology shares gained for the year 2003, losing best-sector-of-the-year honors by just a hair to the resurgent industrials. Materials came in a close third for the year. Stable, defensive stocks remained out of favor as the global economy emerged from its early-year gloom, and staples only gained 22.8% in 2003, more than 15% behind the EAFE Index as a whole.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)

[LINE GRAPH]

                                      K1A1

              State Street MSCI(R) EAFE(R) Index Portfolio *   MSCI(R) EAFE(R) Index (b) **
11/13/2000                     10,000                                      10,000
12/31/2000                     10,080                                      10,122
 6/30/2001                      8,580                                       8,643
12/31/2001                      7,874                                       7,952
 6/30/2002                      7,756                                       7,823
12/31/2002                      6,611                                       6,684
 6/30/2003                      7,214                                       7,317
12/31/2003                      9,096                                       9,263

                           INVESTMENT PERFORMANCE (a)
                   For the Fiscal Year Ended December 31, 2003

                                                                                    Total Return
                                                Total Return                   Average Annualized Since
                                               One Year Ended                 Commencement of Operations
                                              December 31, 2003                 (November 13, 2000)
--------------------------------------------------------------------------------------------------------
State Street MSCI(R) EAFE(R)
  Index Portfolio                                  37.59%                              -2.98%
MSCI(R) EAFE(R) Index (b)                          38.59%                              -2.41%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deductions of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) The MSCI(R) EAFE(R) Index is an arithmetic, market-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the countries determined by MSCI(R) to be "developed." The MSCI(R) EAFE(R) Index is exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the Trust. Figures for the MSCI(R) EAFE(R) Index, an unmanaged index of common stock prices, include reinvestment of dividends.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                        MARKET
                                                          SHARES        VALUE
                                                          -------     ----------
COMMON STOCKS -- 93.7%

AUSTRALIA -- 4.6%
Alumina, Ltd.                                              18,634     $   92,241
Amcor, Ltd.                                                12,948         80,582
AMP, Ltd.                                                  29,195        110,205
Ansell, Ltd. (a)                                            1,878          9,127
Aristocrat Leisure, Ltd.                                    3,923          5,084
Australia & New Zealand Banking Group, Ltd.                28,922        385,270
Australia Gas Light Co., Ltd.                               7,067         59,796
Australian Stock Exchange, Ltd.                             1,867         24,026
BHP Steel, Ltd.                                            12,264         51,746
BHP, Ltd.                                                  60,065        551,670
Boral, Ltd.                                                 7,891         30,203
Brambles Industries, Ltd.                                  15,236         60,612
Centro Properties Group                                     9,288         27,852
Coca-Cola Amatil, Ltd.                                      7,479         35,106
Cochlear, Ltd.                                                844         13,647
Coles Myer, Ltd.                                           17,327         98,696
Commonwealth Bank of Australia                             20,125        446,556
Commonwealth Property Office Fund                          17,686         15,324
Computershare, Ltd.                                         6,765         16,871
CSL, Ltd.                                                   2,538         34,134
CSR, Ltd.                                                  12,666         17,655
Deutsche Office Trust                                      12,450         10,318
Foster's Brewing Group, Ltd.                               35,886        121,672
Futuris Corp., Ltd.                                         7,857          8,821
Gandel Retail Trust                                        20,056         20,249
General Property Trust                                     32,375         72,935
Harvey Norman Holdings, Ltd.                                8,892         19,965
Iluka Resources, Ltd.                                       2,757          9,410
Insurance Australia Group, Ltd.                            26,234         84,006
Investa Property Group                                     22,050         32,563
James Hardie Industries NV                                  7,343         38,064
John Fairfax Holdings, Ltd.                                14,911         39,546
Leighton Holdings, Ltd.                                     1,682         14,967
Lend Lease Corp.                                            5,805         43,956
Lion Nathan, Ltd.                                           3,751         17,070
Macquarie Bank, Ltd.                                        3,507         93,962
Macquarie Goodman Industrial Trust                         22,532         28,691
Macquarie Infrastructure Group                             29,711         76,112
Mayne Nickless, Ltd.                                       10,628         26,105
Mirvac Group                                               11,661         37,955
National Australia Bank, Ltd.                              24,354        549,568
Newcrest Mining, Ltd.                                       5,468         53,352
News Corp., Ltd.                                           23,076        208,465
OneSteel, Ltd.                                              9,063         13,794
Orica, Ltd.                                                 4,627         48,668
Origin Energy, Ltd.                                        10,342         37,013
PaperlinX, Ltd.                                             6,922         25,973
Patrick Corp., Ltd.                                         2,904         32,011
Publishing & Broadcasting, Ltd.                             1,611         15,197
QBE Insurance Group, Ltd.                                  10,951         87,461
Rinker Group, Ltd.                                         14,749         72,788
Rio Tinto, Ltd.                                             4,789        134,228
Santos, Ltd.                                                8,708         45,074
Sonic Healthcare, Ltd.                                      4,111         21,682
Southcorp, Ltd.                                             8,190         16,661
Stockland Trust Group                                      19,471         76,580
Suncorp-Metway, Ltd.                                        8,411         78,519
TAB, Ltd.                                                   8,103         28,206
TABCORP Holdings, Ltd.                                      6,955         58,848
Telstra Corp., Ltd.                                        35,635        129,413
Toll Holdings, Ltd.                                         2,731         16,976
Transurban Group (a)                                        7,816         26,265
Wesfarmers, Ltd.                                            5,926        118,276
Westfield Holdings, Ltd.                                    6,585         69,312
Westfield Trust                                            35,466         95,130
Westfield Trust New (a)                                     1,192          3,152
Westpac Banking Corp., Ltd.                                29,436        354,635
WMC Resorces, Ltd. (a)                                     18,767         79,608
Woodside Petroleum, Ltd.                                    7,272         81,090
Woolworths, Ltd.                                           16,301        144,927
                                                                      ----------
                                                                       5,685,642
                                                                      ----------
AUSTRIA -- 0.2%
Bank Austria Creditanstalt (a)                                568         29,016
Bohler-Uddeholm AG                                             98          6,618
Erste Bank der Oesterreichischen Sparkassen AG                398         49,183
Flughafen Wien AG                                             187          8,774
Immofinanz Immobilien Anlagen AG (a)                        3,178         25,254
Mayr-Melnhof Karton AG                                         66          7,934
Oesterreichische Elektrizitaetswirtschafts AG                  81          9,461
OMV AG                                                        209         31,129
RHI AG (a)                                                    182          3,466
Telekom Austria AG (a)                                      3,131         38,703
VA Technologie AG                                             139          4,490
Voest-Alpine AG                                               279         11,367
Wienerberger Baustoffindustrie AG                             497         13,278
                                                                      ----------
                                                                         238,673
                                                                      ----------
BELGIUM -- 1.1%
Agfa Gevaert NV                                             2,015         57,441
Barco NV                                                      157         13,763
Bekaert SA                                                    260         16,562
Cofinimmo                                                      75         10,425
Colruyt NV                                                    302         29,103
Compagnie Maritime Belge SA                                    49          3,956
Delhaize Le Lion SA                                         1,330         68,412
Dexia                                                      11,518        198,456
Electrabel SA                                                 541        170,052
Exmar NV(a)                                                    49          2,082
Fortis                                                     18,625        374,473
Groupe Bruxelles Lambert SA                                 1,244         70,093
Interbrew                                                   2,717         72,517
KBC Banassurance Holding NV                                 1,631         76,160
Mobistar SA(a)                                                394         22,115

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2003

                                                                        MARKET
                                                          SHARES        VALUE
                                                          -------     ----------
BELGIUM -- (CONTINUED)
Omega Pharma SA                                               377     $   11,983
S.A. D'Ieteren NV                                              41          8,409
Solvay SA                                                   1,141         98,945
UCB SA                                                      1,575         59,380
Union Miniere SA                                              389         27,305
                                                                      ----------
                                                                       1,391,632
                                                                      ----------
BERMUDA -- 0.0%
Smartone Telecommunications Holdings, Ltd.                  3,500          3,584
Texwinca Holdings, Ltd.                                     8,000          5,822
                                                                      ----------
                                                                           9,406
                                                                      ----------
CANADA -- 0.0%
Alcan Inc.                                                    613         28,715
                                                                      ----------
DENMARK -- 0.7%
A/S Dampskibsselskabet Svendborg, Series B                     17        122,680
A/S Det Ostasiatiske Kompagni                                 325         14,204
Bang & Olufsen Holding A/S, Series B                          125          5,230
Carlsberg A/S, Series B                                       350         16,127
Coloplast A/S, Series B                                       233         19,933
Danisco A/S                                                   855         38,020
Danske Bank                                                 8,262        193,844
DSV, Series B                                                 250         11,053
FLS Industries A/S, Series B (a)                              400          4,608
GN Store Nord A/S (a)                                       3,981         25,829
Group 4 Falck A/S                                           1,198         24,556
H. Lundbeck A/S                                             1,134         18,826
ISS A/S                                                       686         33,817
Kobenhavns Lufthavne A/S                                       75          8,792
NEG Micon A/S (a)                                              83          1,350
NKT Holding A/S                                               250          4,542
Novo Nordisk A/S                                            4,057        165,286
Novozymes A/S, Series B                                       943         34,425
Tele Danmark A/S                                            2,103         75,881
Topdanmark A/S (a)                                            458         24,517
Vestas Wind Systems A/S                                     1,670         27,158
William Demant A/S (a)                                        465         15,715
                                                                      ----------
                                                                         886,393
                                                                      ----------
FINLAND -- 1.6%
Amer Group, Ltd.                                              400         17,331
Elisa Communications Oyj (a)                                2,106         28,158
Fortum Oyj                                                  5,712         58,936
KCI Konecranes International                                   66          2,298
Kesko Oyj                                                   1,100         19,258
Kone Corp.                                                    480         27,548
Metso Oyj                                                   1,502         18,339
Nokia Oyj                                                  78,102      1,350,627
Nokian Renkaat Oyj                                            154         11,635
Orion-Yhtyma Oyj, Series B                                    567         12,173
Outokumpu Oyj                                               1,116         15,161
Pohjola Group PLC, Series B                                   276          7,380
Rautaruukki Oyj                                             1,000          7,366
Sampo-Leona Insurance, Series A                             4,773         49,368
Stora Enso Oyj, Series R                                   10,713        144,317
TietoEnator Oyj                                             1,454         39,798
UPM-Kymmene Oyj                                             8,140        155,243
Uponor Oyj                                                    600         18,920
Wartsila Oyj, Series B                                        500          9,586
                                                                      ----------
                                                                       1,993,442
                                                                      ----------
FRANCE -- 9.0%
Accor SA                                                    3,032        137,297
Air France                                                  1,396         21,394
Alcatel SA, Series A                                       18,761        241,612
Alstom                                                      9,810         15,467
Atos Origin SA(a)                                             339         21,679
Autoroutes du Sud de la France (ASF)                        1,065         35,733
Aventis SA                                                 10,670        705,231
Axa                                                        22,206        475,322
BNP Paribas SA                                             12,754        803,076
Bouygues SA                                                 3,172        110,908
Business Objects SA(a)                                        949         33,098
Cap Gemini SA                                               1,809         80,342
Carrefour SA                                                9,009        494,540
Casino Guichard-Perrachon SA                                  571         55,530
CNP Assurances                                                444         23,118
Compagnie de Saint-Gobain                                   4,956        242,611
Compagnie Generale des Establissements Michelin             2,095         96,135
Credit Agricole SA                                          5,558        132,710
Dassault Systemes SA                                          954         43,512
Essilor International SA                                    1,475         76,280
European Aeronautic Defence & Space Co.                     4,289        101,977
France Telecom SA                                          17,007        486,098
Gecina                                                        229         33,680
Groupe Danone                                               1,905        310,932
Hermes International                                          161         31,152
Imerys                                                        127         26,736
Klepierre (a)                                                 284         17,087
L'Air Liquide SA                                            1,536        271,241
L'Oreal SA                                                  5,323        436,421
Lafarge SA                                                  2,650        235,986
Lagardere S.C.A                                             1,928        111,307
LVMH (Louis Vuitton Moet Hennessy)                          3,872        281,804
Pernod-Ricard SA                                              796         88,506
Pinault-Printemps-Redoute SA                                1,035        100,066
PSA Peugoet Citroen                                         2,789        142,123
Publicis SA                                                 1,503         48,722
Renault SA                                                  2,629        181,390
Sagem SA                                                      287         30,753
Sanofi-Synthelabo SA                                        5,769        434,421
Schneider Electric SA(a)                                    3,289        215,311
Societe BIC SA                                                544         25,141
Societe Generale                                            5,167        456,218
Societe Television Francaise 1                              1,778         62,077
Sodexho Alliance SA                                         1,467         44,243
STMicroelectronics NV                                       9,261        251,149
Suez SA                                                    12,351        248,173
Technip-Coflexip SA                                           288         31,169

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2003

                                                                         MARKET
                                                           SHARES        VALUE
                                                           ------     -----------
FRANCE -- (CONTINUED)
Thales SA                                                   1,170     $    39,330
Thomson Multimedia                                          3,872          82,392
Total Fina Elf SA                                          10,038       1,866,296
Unibail SA                                                    646          60,583
Valeo SA                                                    1,137          45,535
Veolia Environnement                                        3,737         100,401
Vinci SA                                                      998          82,642
Vivendi Universal SA                                       14,365         349,159
Wanadoo (a)                                                 5,748          47,127
Zodiac SA                                                     491          14,406
                                                                      -----------
                                                                       11,237,349
                                                                      -----------
GERMANY -- 6.3%
Adidas-Salomon AG                                             700          79,730
Allianz AG                                                  4,493         567,178
Altana AG                                                   1,050          63,108
BASF AG                                                     8,350         469,529
Bayer AG                                                   10,150         297,279
Bayer Hypo-und Vereinsbank AG                               5,734         132,646
Beiersdorf AG, Series A                                       333          40,407
Commerzbank AG                                              7,400         145,144
Continental AG                                              1,953          74,075
DaimlerChrysler AG                                         13,306         620,991
Deutsche Bank AG                                            8,109         671,999
Deutsche Boerse AG                                          1,600          87,487
Deutsche Lufthansa AG                                       2,819          47,114
Deutsche Post AG                                            5,707         117,696
Deutsche Telekom AG                                        38,875         711,498
Douglas Holding AG                                            456          12,677
E.On AG                                                     9,600         626,518
Epcos AG (a)                                                  824          18,604
Fresenius Medical Care AG                                     491          34,930
Gehe AG                                                       428          20,758
HeidelbergCement AG                                           686          28,996
Hypo Real Estate Holding AG (a)                             2,133          53,244
Infineon Technologies AG (a)                                7,312         101,637
KarstadtQuelle AG                                             765          18,913
Linde AG                                                    1,220          65,709
MAN AG                                                      1,608          48,779
Merck KGAA                                                    720          29,997
Metro AG                                                    2,112          93,106
MLP AG                                                        778          15,211
Muenchener Rueckversich                                     2,255         273,398
Puma AG                                                       300          52,977
RWE AG                                                      6,505         257,393
SAP AG                                                      3,172         532,734
Schering AG                                                 2,432         123,164
Siemens AG                                                 12,377         991,345
Suedzucker AG                                                 700          13,332
ThyssenKrupp AG                                             4,540          89,735
TUI AG                                                      1,852          38,614
Volkswagen AG                                               3,529         196,525
                                                                      -----------
                                                                        7,864,177
                                                                      -----------
GREECE -- 0.4%
Alpha Bank AE                                               2,154          65,098
Aluminum of Greece SA                                          60           1,218
Bank of Piraeus                                             2,084          25,077
Coca-Cola Hellenic Bottling Co. SA                          1,065          22,219
Commercial Bank of Greece                                     990          24,825
EFG Eurobank Ergasias                                       2,268          43,941
Folli-Follie                                                  100           2,901
Greek Organization of
  Football Prognostics                                      2,396          34,695
Hellenic Duty Free Shops SA                                   160           3,140
Hellenic Petroleum SA                                       1,702          14,942
Hellenic Technodomiki SA                                    1,236           7,795
Hellenic Telecommunications
  Organization SA                                           3,958          52,421
Intracom SA                                                 1,513          10,267
National Bank of Greece SA                                  2,740          71,541
Public Power Corp. (PPC)                                    1,495          36,960
Technical Olympic SA                                          500           2,674
Titan Cement Co.                                              415          17,013
Viohalco Hellenic Copper and Aluminum Industry SA           1,646          10,713
Vodafone Panafon SA                                         2,823          22,006
                                                                      -----------
                                                                          469,446
                                                                      -----------
HONG KONG -- 1.3%
ASM Pacific Technology, Ltd.                                2,500          10,916
Bank of East Asia, Ltd.                                    18,935          58,046
BOC Hong Kong (Holdings), Ltd.                             36,000          67,699
Cathay Pacific Airways                                     15,000          28,498
Cheung Kong (Holdings), Ltd.                               22,000         174,271
Cheung Kong Infrastructure (Holdings), Ltd.                 5,000          11,109
CLP Holdings, Ltd.                                         26,100         124,050
Esprit Holdings, Ltd.                                       9,122          30,314
Giordano International, Ltd.                               22,000          10,130
Hang Lung Properties, Ltd.                                 13,000          16,661
Hang Seng Bank, Ltd.                                       11,100         145,832
Henderson Land Development Co., Ltd.                       11,000          48,598
Hong Kong & China Gas Co., Ltd.                            50,183          76,596
Hong Kong Exchanges & Clearing, Ltd.                       14,000          30,295
Hongkong Electric Holdings, Ltd.                           19,000          75,131
Hopewell Holdings, Ltd.                                     9,000          13,737
Hutchison Whampoa, Ltd.                                    30,800         226,128
Hysan Development Co., Ltd.                                 5,378           8,312
i-Cable Communications,Ltd.                                 1,700             436
Johnson Electronic Holdings, Ltd.                          20,000          25,374
Li & Fung, Ltd.                                            21,000          35,975
MTR Corp.                                                  17,863          23,583
New World Development Co., Ltd.                            24,028          19,343
PCCW, Ltd. (a)                                             42,133          27,406
Shangri-La Asia, Ltd.                                      14,260          13,225
Sino Land Co., Ltd.                                        20,441          11,650
South China Morning Post (Holdings), Ltd.                   8,533           3,764
Sun Hung Kai Properties, Ltd.                              19,000         156,625
Swire Pacific, Ltd.                                        13,500          83,117

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2003

                                                            MARKET
                                               SHARES       VALUE
                                              -------     ----------
HONG KONG -- (CONTINUED)
Techtronic Industries Co., Ltd.                 7,090     $   19,634
Television Broadcast, Ltd.                      4,000         20,196
Wharf (Holdings), Ltd.                         17,000         47,078
Yue Yuen Industrial (Holdings), Ltd.            6,321         17,342
                                                          ----------
                                                           1,661,071
                                                          ----------
IRELAND -- 0.8%
Allied Irish Banks PLC                         15,152        242,722
Bank of Ireland                                17,467        238,387
CRH PLC                                         9,405        193,130
DCC PLC                                         1,496         20,417
Elan Corp. PLC (a)                              6,893         47,472
Fyffes PLC                                      4,473          9,309
Grafton Group PLC (a)                           3,408         23,514
Greencore Group PLC                             1,884          8,436
Independent News & Media PLC                    8,958         21,243
Irish Life & Permanent PLC                      4,819         77,804
Kerry Group PLC                                 2,325         43,696
Ryanair Holdings PLC (a)                        2,713         22,551
Ryanair Holdings PLC ADR (a)                      300         15,192
Waterford Wedgwood PLC                          5,806          1,611
                                                          ----------
                                                             965,484
                                                          ----------
ITALY -- 3.6%
Alleanza Assicurazioni                          7,402         81,041
Assicurazioni Generali SpA                     15,182        402,146
Autogrill SpA(a)                                1,872         26,776
Autostrade SpA(a)                               3,234         56,742
Banca Fideuram SpA                              4,656         27,661
Banca Intesa SpA                               14,000         40,086
Banca Monte dei Paschi di Siena SpA            17,509         55,323
Banca Nazionale del Lavoro (a)                 23,673         56,585
Banca Popolare di Milano                        6,300         41,242
Banche Popolari Unite Scrl (a)                  5,036         91,217
Banco Popolare di Verona e Novara Scrl          5,935        100,464
Benetton Group SpA                                631          7,251
Bulgari SpA                                     2,550         23,641
Capitalia SpA                                  19,129         55,978
Enel SpA                                       38,626        262,606
Eni                                            41,234        778,077
Fiat SpA                                        7,010         53,760
FinecoGroup SpA(a)                             20,657         14,565
Finmeccanica SpA                               93,585         73,305
Gruppo Editoriale L'Espresso SpA                2,326         14,493
Intesabci SpA                                  56,183        219,686
Italcementi SpA                                 1,250         15,593
Luxottica Group SpA                             2,167         37,447
Mediaset SpA                                    9,400        111,690
Mediobanca SpA                                  7,392         80,186
Mediolanum SpA                                  4,062         32,022
Mondadori (Arnoldo) Editore SpA                 2,210         19,820
Pirelli & Co. SpA                              29,005         29,524
Riunione Adriatica di Sicurta SpA               4,779         81,378
San Paolo - IMI SpA                            16,069        209,578
Seat Pagine Gialle SpA(a)                      56,981         54,264
Snam Rete Gas SpA                              13,710         58,105
Snia SpA                                        4,500         11,182
Telecom Italia Media SpA(a)                    21,613         10,741
Telecom Italia Mobile SpA                      60,308        327,860
Telecom Italia SpA                            146,823        435,209
Telecom Italia SpA(a)                          91,914        187,236
Tiscali SpA(a)                                  2,972         20,768
UniCredito Italiano SpA                        59,747        322,549
                                                          ----------
                                                           4,527,797
                                                          ----------
JAPAN -- 20.0%
77 Bank, Ltd.                                   5,000         28,180
ACOM Co., Ltd.                                  1,150         52,151
ADERANS Co., Ltd.                                 600          9,680
Advantest Corp.                                 1,000         79,313
AEON Co., Ltd.                                  3,700        123,943
Aeon Credit Service Co., Ltd.                     400         17,057
Aiful Corp.                                       650         47,551
Ajinomoto Co., Inc.                             9,000        103,546
All Nippon Airways Co., Ltd. (ANA) (a)          8,000         19,782
ALPS Electric Co., Ltd.                         3,000         43,893
Amada Co., Ltd.                                 5,000         26,033
Amano Corp.                                     1,000          7,250
Anritsu Corp.                                   2,000         13,343
Aoyama Trading Co., Ltd.                          600         11,869
Ariake Japan Co., Ltd.                            200          6,364
Asahi Breweries, Ltd.                           5,800         52,875
Asahi Chemical Industry, Ltd.                  19,000        103,182
Asahi Glass Co., Ltd.                          12,000         98,535
Asatsu-Dk, Inc.                                   400         10,301
Autobacs Seven Co., Ltd.                          300          6,900
Bandai Co., Ltd.                                1,000         25,194
Bank of Fukuoka, Ltd.                           8,000         33,592
Bank of Yokohama, Ltd.                         15,000         69,702
Bellsystem24, Inc.                                 50         10,217
Benesse Corp.                                   1,000         24,401
Bridgestone Corp.                              10,000        134,459
Canon, Inc.                                    13,000        605,300
Capcom Co., Ltd.                                  600          7,390
Casio Computer Co., Ltd.                        3,000         31,744
Central Glass Co., Ltd.                         3,000         18,923
Central Japan Railway Co.                          15        129,607
Chiba Bank, Ltd.                                9,000         36,867
Chubu Electric Power Co.                       10,100        210,633
Chugai Pharmaceutical Co., Ltd.                 4,100         58,954
Citizen Watch Co., Ltd.                         4,000         36,764
Coca-Cola West Japan Co., Ltd.                    800         15,676
COMSYS Holdings Corp.                           1,000          6,401
Credit Saison Co., Ltd.                         2,100         47,420
CSK Corp.                                       1,000         36,111
DAI Nippon Printing Co., Ltd.                  10,000        140,431

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2003

                                                                 MARKET
                                                     SHARES      VALUE
                                                     ------     --------
JAPAN -- (CONTINUED)
Daicel Chemical Industries, Ltd.                      4,000     $ 16,497
Daido Life Insurance Co.                                 19       56,555
Daiichi Pharmaceutical Co., Ltd.                      3,900       70,271
Daikin Industries, Ltd.                               3,000       69,282
Daimaru, Inc.                                         3,000       16,656
Dainippon Ink & Chemicals, Inc.                      10,000       19,035
Dainippon Screen MFG. Co., Ltd. (a)                   2,000       13,679
Daito Trust Construction Co., Ltd.                    1,500       44,509
Daiwa House Industry Co., Ltd.                        7,000       74,461
Daiwa Securities Group, Inc.                         19,000      129,243
Denki Kagaku Kogyo Kabushiki Kaisha                   7,000       22,534
Denso Corp.                                           7,700      151,600
Dentsu, Inc.                                              4       20,155
Dowa Mining Co., Ltd.                                 4,000       21,499
East Japan Railway Co.                                   54      254,456
Ebara Corp.                                           4,000       17,393
Eisai Co., Ltd.                                       3,400       91,686
FamilyMart Co., Ltd.                                  1,100       25,044
FANUC, Ltd.                                           2,300      137,781
Fast Retailing Co., Ltd.                                800       48,596
Fuji Electric Co., Ltd.                               6,000       13,157
Fuji Photo Film Co., Ltd.                             7,000      225,996
Fuji Television Network, Inc.                             4       21,648
Fujikura, Ltd.                                        5,000       29,486
Fujisawa Pharmaceutical Co., Ltd.                     4,000       85,285
Fujitsu, Ltd.                                        26,000      153,327
Furukawa Electric Co., Ltd.                          10,000       33,218
Gunma Bank, Ltd.                                      6,000       26,817
Gunze, Ltd.                                           2,000        9,051
Hankyu Department Stores, Inc.                        2,000       13,399
Hino Motors, Ltd.                                     3,000       21,387
Hirose Electric Co., Ltd.                               500       57,385
Hitachi Cable, Ltd.                                   3,000       11,253
Hitachi Chemical Co., Ltd.                            1,900       31,912
Hitachi Software Engineering Co., Ltd.                  400       10,320
Hitachi, Ltd.                                        46,000      277,279
Hokugin Financial Group, Inc.                        10,000       13,530
Honda Motor Co., Ltd.                                12,300      546,310
House Food Corp.                                      1,000       11,318
Hoya Corp.                                            1,700      156,088
Isetan Co., Ltd.                                      2,500       27,526
Ishihara Sangyo Kaisha, Ltd. (a)                      3,000        5,990
Ishikawajima-Harima Heavy Industries Co., Ltd.       16,000       22,842
Ito En, Ltd.                                            400       17,206
Ito-Yokado Co., Ltd.                                  6,000      188,672
Itochu Corp.                                         21,000       69,366
Itochu Techno-Science Corp.                             400       12,466
Jafco Co., Ltd.                                         400       31,427
Japan Airlines System Corp.                          11,000       29,047
Japan Real Estate Investment Corp.                        4       25,306
Japan Tobacco, Inc.                                      11       80,573
Jfe Holding, Inc.                                     7,300      199,240
JGC Corp.                                             3,000       31,296
Joyo Bank, Ltd.                                      11,000       35,924
JSR Corp.                                             3,000       67,043
Kajima Corp.                                         16,000       51,955
Kaken Pharmaceutical Co., Ltd.                        1,000        5,020
Kamigumi Co., Ltd.                                    3,000       21,219
Kanebo, Ltd. (a)                                      5,000        5,039
Kaneka Corp.                                          4,000       29,859
Kansai Electric Power Co.                            10,800      189,254
Kao Corp.                                             9,000      183,074
Katokichi Co., Ltd.                                     400        6,543
Kawasaki Heavy Industries, Ltd.                      21,000       25,865
Kawasaki Kisen Kaisha, Ltd.                           8,000       39,787
Keihin Electric Express Railway Co., Ltd.             7,000       41,084
Keio Electric Railway Co., Ltd.                       8,000       41,579
Keyence Corp.                                           500      105,393
Kikkoman Corp.                                        2,000       14,220
Kinden Corp.                                          2,000        9,424
Kinki Nippon Railway Co., Ltd. (a)                   22,000       66,101
Kirin Brewery Co., Ltd.                              11,000       93,814
Kokuyo Co., Ltd.                                        700        7,609
Komatsu, Ltd.                                        15,000       95,176
Komori Corp.                                          1,000       14,808
Konami Co., Ltd.                                      1,200       34,935
Konica Corp.                                          6,000       80,676
Koyo Seiko Co., Ltd.                                  2,000       20,547
Kubota Corp.                                         15,000       61,864
Kuraray Co., Ltd.                                     6,000       50,611
Kurita Water Industries, Ltd.                         1,800       21,717
Kyocera Corp.                                         2,500      166,558
Kyowa Hakko Kogyo Co., Ltd.                           5,000       31,819
Kyushu Electric Power Co.                             6,600      113,500
Lawson, Inc.                                            900       30,736
Mabuchi Motor Co., Ltd.                                 500       38,490
Makita Corp.                                          2,000       20,024
Marubeni Corp.                                       20,000       38,257
Marui Co., Ltd.                                       5,200       65,503
Matsumotokiyoshi Co., Ltd.                              200        4,488
Matsumotokiyoshi Co., Ltd. New                          200        4,488
Matsushita Electric Industrial Co., Ltd.             33,400      461,872
Matsushita Electric Works, Ltd.                       6,000       53,914
Meiji Milk Products Co., Ltd.                         3,000       12,877
Meiji Seika Kaisha, Ltd.                              4,000       16,124
Meitec Corp.                                            400       15,377
Millea Holdings, Inc.                                    24      313,521
Minebea Co., Ltd.                                     5,000       25,380
Mitsubishi Chemical Corp.                            28,000       72,894
Mitsubishi Corp.                                     16,000      169,600
Mitsubishi Electric Corp.                            26,000      107,959
Mitsubishi Estate Co., Ltd.                          15,000      142,204
Mitsubishi Gas Chemical Co., Inc.                     5,000       17,029

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2003

                                                              MARKET
                                                  SHARES      VALUE
                                                  ------     --------
JAPAN -- (CONTINUED)
Mitsubishi Heavy Industries, Ltd.                 45,000     $125,128
Mitsubishi Logistics Corp.                         1,000        8,314
Mitsubishi Material Corp. (a)                     11,000       16,936
Mitsubishi Rayon Co., Ltd.                         8,000       30,008
Mitsubishi Tokyo Financial Group, Inc.                64      499,252
Mitsui & Co., Ltd.                                19,000      153,000
Mitsui Chemicals, Inc.                             9,000       52,487
Mitsui Engineering & Shipbuilding Co., Ltd.        8,000       13,213
Mitsui Fudosan Co., Ltd.                          11,000       99,356
Mitsui Mining & Smelting Co., Ltd.                 8,000       33,218
Mitsui O.S.K. Lines, Ltd.                         12,000       58,561
Mitsui Sumitomo Insurance Co., Ltd.               19,400      159,298
Mitsui Trust Holdings, Inc.                        9,300       51,980
Mitsukoshi, Ltd.                                   6,000       24,410
Mitsumi Electric Co., Ltd.                         1,100       12,112
Mizuho Financial Group, Inc. (a)                      97      294,159
Murata Manufacturing Co., Ltd.                     3,500      189,092
Namco, Ltd.                                          400       11,085
NEC Corp.                                         23,000      169,329
Net One Systems Co., Ltd.                              3       23,094
NGK Insulators, Ltd.                               4,000       29,859
NGK Spark Plug Co., Ltd.                           2,000       16,217
Nichii Gakkan Co.                                    220       12,481
Nichirei Corp.                                     5,000       16,189
Nidec Corp.                                          600       57,274
Nikko Cordial Corp.                               21,000      116,982
Nikon Corp. (a)                                    4,000       60,315
Nintendo Co., Ltd.                                 1,600      149,296
Nippon Building Fund Inc.                              4       25,679
Nippon Express Co., Ltd.                          14,000       66,101
Nippon Kayaku Co., Ltd.                            2,000        9,910
Nippon Meat Packers, Inc.                          3,000       29,337
Nippon Mining Holdings, Inc.                       7,500       26,173
Nippon Mitsubishi Oil Corp.                       21,000      106,989
Nippon Sanso Corp.                                 2,000        8,454
Nippon Sheet Glass Co., Ltd.                       5,000       14,603
Nippon Shokubai Co., Ltd.                          3,000       22,758
Nippon Steel Corp.                                88,000      188,859
Nippon Telegraph and Telephone Corp.                  83      400,401
Nippon Unipac Holding                                 14       72,240
Nippon Yusen Kabushiki Kaisha                     16,000       72,408
Nishimatsu Construction Co., Ltd.                  4,000       13,250
Nissan Chemical Industries, Ltd.                   3,000       26,733
Nissan Motor Co., Ltd.                            39,400      449,992
Nisshin Flour Milling Co., Ltd.                    3,000       26,705
Nisshinbo Industries, Inc.                         2,000       11,141
Nissin Food Products Co., Ltd.                     1,300       32,388
Nitto Denko Corp.                                  2,400      127,648
Nomura Research Institute, Ltd.                      400       39,003
Nomura Securities Co., Ltd.                       28,000      476,813
NSK, Ltd.                                          7,000       25,539
NTN Corp.                                          6,000       28,609
NTT Data Corp.                                        19       71,802
NTT DoCoMo, Inc.                                     278      630,344
Obayashi Corp.                                     8,000       35,756
OBIC Co., Ltd.                                       100       20,118
Oji Paper Co., Ltd.                               12,000       77,484
Oki Electric Industry Co., Ltd. (a)                8,000       31,277
Okumura Corp.                                      3,000       12,765
Olympus Optical Co., Ltd.                          4,000       86,778
Omron Corp.                                        3,600       73,062
Onward Kashiyama Co., Ltd.                         2,000       24,261
Oracle Corp., Japan                                  500       25,893
Oriental Land Co., Ltd.                              800       49,342
Orix Corp.                                         1,200       99,207
Osaka Gas Co., Ltd.                               31,000       83,885
Pioneer Corp.                                      2,300       63,525
Promise Co., Ltd.                                  1,400       61,006
Q.P. Corp.                                         1,600       13,287
Resona Holdings, Inc. (a)                         70,000       88,178
Ricoh Co., Ltd.                                   10,000      197,350
Rohm Co., Ltd.                                     1,700      199,235
Saizeriya Co., Ltd.                                  100          995
Sanden Corp.                                       1,000        6,158
Sankyo Co., Ltd.                                   5,700      107,171
Sankyo Co., Ltd. NPV                                 800       25,380
Sanyo Electric Co., Ltd.                          23,000      120,183
Sapporo Breweries, Ltd.                            5,000       13,763
Secom Co., Ltd.                                    3,000      111,972
Sega Corp. (a)                                     1,600       15,228
Seiko Epson Corp.                                    900       41,989
Seino Transportation Co., Ltd.                     2,000       16,534
Sekisui Chemical Co., Ltd.                         7,000       35,663
Sekisui House, Ltd.                                8,000       82,635
Seven-Eleven Japan Co., Ltd.                       7,000      212,280
Sharp Corp.                                       15,000      236,680
Shimachu Co., Ltd.                                   900       17,846
Shimamura Co., Ltd.                                  400       27,172
Shimano, Inc.                                      1,400       29,001
Shimizu Corp.                                      8,000       30,456
Shin-Etsu Chemical Co., Ltd.                       5,800      237,044
Shionogi & Co., Ltd.                               5,000       93,123
Shiseido Co., Ltd.                                 5,000       60,791
Shizuoka Bank, Ltd.                                9,000       66,511
Showa Denko K.K. (a)                              14,000       31,483
Showa Shell Sekiyu K.K                             2,300       18,693
Skylark Co., Ltd.                                  1,300       21,471
SMC Corp.                                            900      112,028
Snow Brand Milk Products Co., Ltd. (a)             2,500        7,208
Softbank Corp.                                     3,100       94,877
Sompo Japan Insurance, Inc.                       12,000       98,647
Sony Corp.                                        13,900      481,189
Stanley Electric Co., Ltd.                         2,300       44,532
Sumitomo Bakelite Co., Ltd.                        3,000       19,567
Sumitomo Chemical Co., Ltd.                       18,000       74,237
Sumitomo Corp.                                    11,000       82,010
Sumitomo Electric Industries, Ltd.                 9,000       80,452

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2003

                                                                 MARKET
                                                    SHARES       VALUE
                                                    ------     -----------
JAPAN -- (CONTINUED)
Sumitomo Heavy Industries, Ltd. (a)                  8,000     $    18,139
Sumitomo Metal Industries, Ltd.                     47,000          46,487
Sumitomo Metal Mining Co., Ltd.                      8,000          59,345
Sumitomo Mitsui Financial Group, Inc.                   60         319,679
Sumitomo Osaka Cement Co., Ltd.                      6,000          11,757
Sumitomo Realty & Development Co., Ltd.              5,000          44,042
Sumitomo Trust & Banking Co., Ltd.                  15,000          88,178
Suruga Bank, Ltd., ADR                               3,000          19,287
Suzuken Co., Ltd.                                      600          19,483
Taiheiyo Cement Corp.                               11,800          33,362
Taisei Corp.                                        13,000          47,551
Taisho Pharmaceutical Co., Ltd.                      3,000          53,634
Taiyo Yuden Co., Ltd.                                2,000          26,145
Takara Shuzo Co., Ltd.                               3,000          28,105
Takashimaya Co., Ltd.                                4,000          28,553
Takeda Chemical Industries, Ltd.                    13,400         531,399
Takefuji Corp.                                       1,010          47,216
Takuma Co., Ltd.                                     1,000           5,459
TDK Corp.                                            1,800         129,663
Teijin, Ltd.                                        12,000          35,271
Teikoku Oil Co., Ltd.                                3,000          15,088
Terumo Corp.                                         2,700          51,269
THK Co., Ltd.                                        1,500          30,512
TIS, Inc.                                              400          13,511
Tobu Railway Co., Ltd.                              11,000          39,311
Toda Corp.                                           2,000           5,655
Toho Co., Ltd.                                       2,100          26,728
Tohoku Elecric Power Co., Inc.                       6,500         107,777
Tokyo Broadcasting System, Inc.                        700          11,150
Tokyo Electric Power Co., Inc.                      18,300         401,278
Tokyo Electron, Ltd.                                 2,300         174,694
Tokyo Gas Co., Ltd.                                 41,000         146,142
Tokyo Style Co., Ltd.                                1,000          10,805
Tokyu Corp.                                         15,000          76,981
TonenGeneral Sekiyu K.K                              5,000          41,383
Toppan Printing Co., Ltd.                            9,000          93,636
Toray Industries, Inc.                              19,000          79,425
Toshiba Corp.                                       44,000         166,688
Tosoh Corp.                                          8,000          26,724
Tostem Corp.                                         4,000          77,260
Toto, Ltd.                                           5,000          42,363
Toyo Seikan Kaisha, Ltd.                             2,000          27,956
Toyo Suisan Kaisha, Ltd.                             1,000          11,113
Toyobo Co., Ltd.                                     9,000          19,651
Toyoda Gosei Co., Ltd.                                 600          17,300
Toyota Industries Corp.                              2,400          50,947
Toyota Motor Corp.                                  42,900       1,449,081
Trend Micro, Inc. (a)                                1,500          40,240
Ube Industries, Ltd.                                11,000          22,068
UFJ Holdings, Inc. (a)                                  56         269,105
Uni-Charm Corp.                                        700          34,422
UNY Co., Ltd.                                        2,000          20,528
Ushio, Inc.                                          2,000          33,200
USS Co., Ltd.                                          380          26,877
Wacoal Corp.                                         1,000           8,239
West Japan Railway Co.                                  17          66,782
World Co., Ltd.                                        700          22,273
Yakult Honsha Co., Ltd.                              2,000          31,259
Yamada Denki Co., Ltd.                               1,100          36,951
Yamaha Corp.                                         2,500          49,104
Yamaha Motor Co., Ltd.                               2,000          21,816
Yamanouchi Pharmaceutical Co., Ltd.                  5,000         155,361
Yamato Transport Co., Ltd.                           6,000          70,654
Yamazaki Baking Co., Ltd.                            2,000          16,590
Yokogawa Electric Corp.                              3,000          43,333
                                                               -----------
                                                                24,934,230
                                                               -----------
LUXEMBOURG -- 0.1%
Arcelor                                              5,206          90,750
                                                               -----------
NETHERLANDS -- 5.2%
ABN AMRO Holding NV                                 26,065         609,870
Aegon NV                                            23,013         340,492
Akzo Nobel NV                                        4,655         179,671
ASM Lithography Holding NV(a)                        7,671         152,104
Corio NV                                               666          25,790
DSM NV                                               1,407          69,267
Elsevier NV                                         10,259         127,461
Euronext NV                                          1,408          35,644
Hagemeyer NV                                         1,028           2,321
Heineken NV                                          3,204         122,009
IHC Caland NV                                          454          24,624
ING Groep NV                                        29,763         694,144
Koninklijke (Royal) KPN NV(a)                       36,090         278,595
Koninklijke (Royal) Philips Electronics NV          22,351         652,655
Koninklijke Ahold NV                                18,381         140,037
Koninklijke Numico NV                                2,596          71,743
Oce NV                                               1,001          15,341
Qiagen NV(a)                                         2,204          27,050
Rodamco Europe NV                                      683          39,776
Royal Dutch Petroleum Co.                           35,327       1,862,597
Royal Vendex KBB NV                                  1,635          22,788
TNTPost Group NV                                     5,495         128,711
Unilever NV                                          9,710         635,044
Vedior NV                                            1,981          30,984
VNU NV                                               3,864         122,090
Wereldhave NV                                          300          22,458
Wolters Kluwer NV                                    4,710          73,668
                                                               -----------
                                                                 6,506,934
                                                               -----------
NEW ZEALAND -- 0.2%
Auckland International
  Airport, Ltd.                                      2,438          11,221
Carter Holt Harvey, Ltd.                            13,779          17,008
Contact Energy, Ltd.                                 4,649          16,421

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2003

                                                                              MARKET
                                                                     SHARES    VALUE
                                                                     ------    -----
NEW ZEALAND -- (CONTINUED)
Fisher & Paykel Appliances Holdings, Ltd., Series H                   2,544   $ 6,414
Fisher & Paykel Industries, Ltd.                                        806     6,694
Fletcher Building, Ltd.                                               6,466    18,000
Fletcher Challenge Forests, Ltd. (a)                                  1,876     1,675
Independent Newspapers, Ltd.                                          2,681     9,065
Sky City Entertainment Group, Ltd.                                    6,568    19,879
Telecom Corp. of New Zealand, Ltd.                                   25,439    89,690
Tower, Ltd.                                                           1,563     1,283
Warehouse Group, Ltd.                                                 2,607     8,763
                                                                              -------
                                                                              206,113
                                                                              -------
NORWAY -- 0.4%
Aker Kvaerner ASA(a)                                                    262     4,480
Den Norsske Bank                                                     11,000    73,413
Frontline, Ltd.                                                         541    14,028
Norsk Hydro ASA                                                       2,123   130,996
Norske Skogindustrier ASA                                             1,531    29,226
Orkla ASA                                                             3,092    69,250
Schibsted ASA                                                           600    10,327
Smedvig ASA, Series A                                                   400     3,036
Statoil ASA                                                           6,958    78,179
Storebrand ASA(a)                                                     2,458    15,998
Tandberg ASA(a)                                                       1,627    11,983
Telenor ASA                                                          10,556    69,022
Tomra Systems ASA                                                     2,801    16,883
                                                                              -------
                                                                              526,821
                                                                              -------
PORTUGAL -- 0.3%
Banco BPI SA                                                          5,732    21,112
Banco Comercial Portugues SA                                         29,988    66,951
Banco Espirito Santo SA, Registered                                   1,541    25,269
Brisa-Auto Estrada de Portugal SA                                     4,119    27,536
Cimpor-Cimentos de Portugal, SGPS SA                                  1,595     8,249
Electridade de Portugal SA                                           23,120    60,949
Jeronimo Martins SGPS SA(a)                                             723     9,539
Portugal Telecom SGPS SA                                             12,918   130,027
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SA(a)           281     5,458
Sonae, S.G.P.S. SA                                                   24,685    20,550
                                                                              -------
                                                                              375,640
                                                                              -------
SINGAPORE -- 0.8%
Allgreen Properties, Ltd.                                             2,000     1,319
Capitaland, Ltd.                                                     14,000    12,777
Chartered Semiconductor
  Manufacturing, Ltd. (a)                                            12,401    12,632
City Developments, Ltd.                                               7,487    26,672
ComfortDelGro Corp., Ltd. (a)                                        26,000    12,477
Creative Technology, Ltd.                                               600     6,324
Cycle & Carriage, Ltd.                                                2,541     8,678
Datacraft Asia, Ltd. (a)                                              1,000     1,260
DBS Group Holdings, Ltd.                                             19,000   164,459
Fraser & Neave, Ltd.                                                  3,082    22,866
Haw Par Corp., Ltd.                                                   2,746     7,211
Keppel Corp., Ltd.                                                    9,356    33,605
Keppel Land, Ltd.                                                     2,000     1,861
Neptune Orient Lines, Ltd. (a)                                       18,000    22,894
Oversea-Chinese Banking Corp., Ltd.                                  16,365   116,597
Overseas Union Enterprise, Ltd.                                       2,069     8,467
Parkway Holdings, Ltd.                                                7,063     4,055
SembCorp Industries, Ltd.                                            11,000     8,161
SembCorp Logistics, Ltd.                                              2,000     2,355
SembCorp Marine, Ltd.                                                 2,000     1,166
Singapore Airlines, Ltd.                                              9,394    61,952
Singapore Exchange, Ltd.                                             12,000    11,941
Singapore Land, Ltd.                                                  1,000     2,344
Singapore Pos, Ltd.                                                  24,000     9,822
Singapore Press Holdings, Ltd.                                        6,020    66,995
Singapore Technologies Engineering, Ltd.                             21,000    25,225
Singapore Telecommunications, Ltd.                                  105,437   121,684
SMRT Corp., Ltd.                                                      2,000       707
ST Assembly Test Services, Ltd. (a)                                   6,000     7,490
United Overseas Bank, Ltd.                                           20,251   157,400
United Overseas Land, Ltd.                                            7,327     8,283
Venture Manufacturing (Singapore), Ltd.                               4,000    47,106
Wing Tai Holdings, Ltd.                                               5,000     2,444
                                                                              -------
                                                                              999,229
                                                                              -------
SPAIN -- 3.2%
Acciona SA                                                              441    26,839
Acerinox SA                                                             647    30,506
Acesa Infraestructuras SA                                             2,987    45,174
ACS SA                                                                1,387    67,705
Altadis SA, Series A                                                  3,963   112,472
Amadeus Global Travel Distribution SA, Series A                       2,809    18,247
Antena 3 Television (a)                                                 217     9,564
Banco Bilbao Vizcaya Argentaria SA                                   44,708   617,498
Banco Popular Espanol SA                                              2,360   140,802
Banco Santander Central Hispano SA                                   63,173   748,226
Corporacion Mapfre, Compania Internacional de Reaseguros SA             889    12,593
Endesa SA                                                            13,291   255,660
Fomento de Construcciones y Contratas SA                                710    26,186
Gas Natural SDG SA                                                    3,013    70,498
Grupo Ferrovial SA                                                      890    31,186
Iberdrola SA                                                         11,324   223,823
Iberia Lineas Aereas de Espana SA                                     7,108    20,442
Indra Sistemas SA                                                     1,497    19,203
Industria de Diseno Textil, SA                                        3,255    66,102

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2003

                                                                                      MARKET
                                                                        SHARES        VALUE
                                                                        -------    -----------
SPAIN -- (CONTINUED)
Metrovacesa SA                                                              403    $   13,801
NH Hoteles SA(a)                                                          1,070        12,295
Promotora de Informaciones SA                                               984        14,273
Repsol YPF SA                                                            13,518       263,608
Sociedad General de Aguas de Barcelona SA                                   752        11,221
Sociedad General de Aguas de Barcelona SA New                                 6            90
Telefonica Publicidad e Informacion SA                                    2,634        14,452
Telefonica SA (a)                                                        69,276     1,017,119
Union Electrica Fenosa SA                                                 2,704        50,785
Vallehermoso SA                                                           1,544        23,370
Zeltia SA (a)                                                             2,378        16,797
                                                                                   ----------
                                                                                    3,980,537
                                                                                   ----------
SWEDEN -- 1.6%
Alfa Laval AB                                                               728        11,079
Assa Abloy AB, Series B                                                   3,716        44,156
Atlas Copco AB, Series A                                                  1,385        49,565
Atlas Copco AB, Series B                                                    800        26,073
Axfood AB                                                                   270         6,248
Billerud                                                                    533         8,037
Castellum AB                                                                444        10,490
Drott AB, Series B                                                          800        15,177
Electrolux AB                                                             3,705        81,357
Eniro AB                                                                  1,771        16,983
Gambro AB, Series A                                                       1,600        13,231
Gambro AB, Series B                                                         800         6,615
Getinge AB                                                                2,074        19,889
Hennes & Mauritz AB (H&M), Series B                                       5,885       139,860
Hoganas AB, Series B                                                        407         8,711
Holmen AB, Series B                                                         600        21,306
Modern Times Group MTG AB (a)                                               475        10,001
Nobel Biocare Holding AG                                                    260        25,367
Nordea AB                                                                29,150       218,768
OM Gruppen AB                                                               500         6,219
Sandvik AB                                                                2,700        93,061
Sapa AB                                                                     100         2,453
SAS AB (a)                                                                  530         5,009
Securitas AB, Series B                                                    3,716        50,096
Skandia Forsakrings AB                                                   10,378        37,789
Skandinaviska Enskilda Banken (SEB), Series A                             5,954        87,713
Skanska AB                                                                4,900        43,244
SKF AB, Series A                                                            400        15,510
SKF AB, Series B                                                            867        33,498
SSAB Svenskt Stal AB, Series A                                              800        14,287
SSAB Svenskt Stal AB, Series B                                              200         3,433
Svenska Cellulosa AB (SCA), Series B                                      2,333        95,326
Svenska Handelsbanken AB, Series A                                        6,851       139,966
Svenska Handelsbanken AB, Series B                                          500         9,902
Swedish Match AB                                                          4,205        42,954
Tele2 AB, Series B (a)                                                    1,189        63,455
Telefonaktiebolaget LM Ericsson, New (a)                                181,592       325,565
Telia AB                                                                 20,286       106,007
Trelleborg AB, Series B                                                     700        11,382
Volvo AB, Series A                                                        1,100        32,257
Volvo AB, Series B                                                        2,785        85,153
WM-Data AB, Series B                                                      2,500         5,385
                                                                                   ----------
                                                                                    2,042,577
                                                                                   ----------
SWITZERLAND -- 7.5%
ABB, Ltd. (a)                                                            29,619       150,161
Adecco SA                                                                 2,221       142,769
Ciba Specialty Chemicals AG                                               1,177        91,077
Clariant AG                                                               2,047        30,206
Compagnie Financiere Richemont AG                                         9,068       217,764
Credit Suisse Group                                                      20,655       755,722
Geberit AG                                                                   54        26,547
Givaudan AG                                                                 125        64,888
Holcim, Ltd.                                                              2,575       119,927
Kudelski SA (a)                                                             639        21,106
Kuoni Reisen Holding AG, Series B                                            56        18,746
Logitech International SA (a)                                               668        28,897
Lonza Group AG                                                              651        37,426
Nestle SA                                                                 7,003     1,749,688
Novartis AG                                                              41,327     1,876,298
Roche Holding AG                                                            551        76,407
Roche Holding AG, Bearer                                                 12,194     1,229,999
Serono SA                                                                   114        81,300
SGS Societe Generale de Surveillance Holding SA                              75        47,059
Sulzer AG                                                                    80        21,540
Swatch Group AG, Registered                                                 545        65,440
Swatch Group AG, Series B                                                   784        18,700
Swiss Reinsurance Co.                                                     5,592       377,548
Swisscom AG                                                                 451       148,783
Syngenta AG                                                               1,828       123,123
Synthes-Stratec, Inc.                                                        76        75,216
UBS AG                                                                   20,485     1,402,935
Unaxis Holding AG                                                           204        28,907
Valora Holding AG                                                            65        16,188
Zurich Financial Services AG                                              2,501       359,958
                                                                                   ----------
                                                                                    9,404,325
                                                                                   ----------
UNITED KINGDOM -- 24.8%
3i Group PLC                                                              9,576       105,855
Aegis Group PLC                                                          18,691        33,041
Aggreko PLC                                                               2,794         7,728
Alliance Unichem PLC                                                      3,822        35,510
AMEC PLC                                                                  4,638        21,587
Amvescap PLC                                                             11,193        81,301
ARM Holdings PLC (a)                                                     16,012        36,833
Associates British Ports Holdings PLC                                     5,518        44,352
AstraZeneca Group PLC                                                    27,751     1,331,383
Aviva PLC                                                                36,904       323,877

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2003

                                                                MARKET
                                                     SHARES     VALUE
                                                     ------     -----
UNITED KINGDOM -- (CONTINUED)
BAA PLC                                            16,763     $  148,916
BAE Systems PLC                                    50,169        151,105
Balfour Beatty PLC                                  7,213         28,213
Barclays PLC (a)                                  106,532        950,205
Barratt Developments PLC                            3,436         33,400
BBA Group PLC                                       6,776         30,265
Berkeley Group PLC                                  1,545         24,339
BG Group PLC                                       57,826        296,836
BHP Billiton PLC                                   40,322        352,251
BOC Group PLC                                       7,794        119,084
Boots Group PLC                                    12,642        156,381
BP Amoco PLC (c)                                  358,962      2,910,961
BPB PLC                                             8,147         50,608
Brambles Industries PLC                            10,961         39,930
British Airways PLC (a)                             8,435         35,107
British America Tobacco PLC                        25,817        355,866
British Land Co. PLC                                7,837         81,932
British Sky Broadcasting PLC (a)                   20,562        258,768
BT Group PLC                                      140,987        475,121
Bunzl PLC                                           7,452         56,929
Cable & Wireless PLC                               37,996         90,805
Cadbury Schweppes PLC                              33,676        247,320
Canary Wharf Group PLC                              7,170         34,367
Capita Group PLC                                   11,103         48,299
Carlton Communications PLC                         10,931         45,007
Carnival PLC                                        2,835        114,240
Cattles PLC                                         5,578         33,376
Celltech Group PLC (a)                              4,748         32,129
Centrica PLC                                       69,491        262,483
Close Brothers Group PLC                            2,471         32,468
Cobham PLC                                          1,870         39,066
Compass Group PLC                                  36,021        245,036
Daily Mail & General Trust                          5,087         60,012
Davis Service Group PLC                             2,522         16,840
De La Rue PLC                                       2,663         13,217
Diageo PLC                                         50,418        663,380
Dixons Group PLC                                   31,830         79,203
Electrocomponents PLC                               6,817         39,661
EMAP PLC                                            4,065         62,364
EMI Group PLC                                      12,358         35,120
Enterprise Inns PLC                                 2,829         51,352
Exel PLC                                            4,855         64,184
FirstGroup PLC                                      6,486         31,756
FKI PLC                                             8,127         15,567
Friends Provident PLC                              26,157         61,809
George Wimpey PLC                                   5,822         38,901
GKN PLC                                            12,048         57,586
GlaxoSmithKline PLC                                96,824      2,218,619
Granada Compass PLC                                43,380         94,741
Great Portland Estates PLC                          2,783         11,683
Great Universal Stores PLC                         16,534        228,943
Hammerson PLC                                       4,605         53,378
Hanson PLC                                         12,174         89,407
Hays PLC                                           27,104         58,224
HBOS PLC                                           62,027        803,358
HHG PLC (a)                                        24,920         18,025
Hilton Group PLC                                   26,907        108,257
HSBC Holdings PLC (c)                             176,547      2,774,882
IMI PLC                                             5,500         33,205
Imperial Chemical Industries PLC                   19,420         69,182
Imperial Tobacco Group PLC                         11,914        234,606
Intercontinental Hotels Group PLC (a)              12,076        114,359
International Power PLC (a)                        18,232         40,308
Invensys PLC                                       49,950         16,319
J Sainsbury PLC                                    22,768        127,471
Johnson Matthey PLC                                 3,509         61,623
Kelda Group PLC                                     6,520         54,741
Kesa Electricals PLC                                7,558         34,806
Kidde PLC                                          11,305         21,553
Kingfisher PLC                                     38,354        191,217
Land Securities Group PLC                           7,296        129,565
Legal & General Group PLC                         107,625        193,147
Liberty International PLC                           4,139         50,569
Lloyds TSB Group PLC                               90,469        725,550
Logica PLC                                         12,478         57,240
Man Group PLC                                       4,643        121,434
Marks & Spencer Group PLC                          37,592        194,484
MFI Furniture Group PLC                             9,602         25,955
Misys PLC                                           9,463         35,871
Mitchells & Butlers PLC                            13,107         52,793
National Grid Group PLC                            50,221        359,838
Next PLC                                            4,499         90,445
Novar PLC                                           6,747         16,668
Nycomed Amersham PLC                               11,502        157,619
Pearson PLC                                        13,147        146,388
Peninsular & Oriental Steam Navigation Co.         11,547         47,543
Persimmon PLC                                       4,255         40,904
Pilkington PLC                                     14,209         24,355
Provident Financial PLC                             4,202         48,932
Prudential PLC                                     32,762        276,970
Rank Group PLC                                      9,325         46,616
Reckitt Benckiser PLC                               9,903        224,080
Reed International PLC                             21,031        175,913
Rentokil Initial PLC                               28,854         98,141
Reuters Group PLC                                  24,309        102,264
Rexam PLC                                           8,699         66,611
Rio Tinto PLC                                      17,330        478,690
RMC Group PLC                                       3,984         49,745
Rolls-Royce Group PLC                              25,902         82,188
Royal & Sun Alliance Insurance Group PLC           50,068         79,098
Royal Bank of Scotland Group PLC                   45,414      1,338,164
SABMiller PLC                                      12,521        129,780
Safeway PLC                                        17,464         88,787
Sage Group PLC                                     20,147         63,386
Schroders PLC                                       1,707         19,313
Scottish & Newcastle PLC                           12,566         85,087
Scottish & Southern Energy PLC                     14,071        169,523
ScottishPower PLC                                  30,698        204,566
Securicor PLC                                       5,778          9,852
Serco Group PLC                                     6,511         20,048
Severn Trent PLC                                    5,392         72,297
Shell Transport & Trading Co. PLC                 157,144      1,168,849
Signet Group PLC                                   25,245         46,548

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2003

                                                      MARKET
                                        SHARES        VALUE
                                        ------        -----
UNITED KINGDOM -- (CONTINUED)
Slough Estates PLC                        6,989     $    54,956
Smith & Nephew PLC                       15,256         128,155
Smiths Group PLC                          8,755         103,597
SSL International PLC                     2,218          13,103
Stagecoach Holdings PLC                  19,209          26,994
Tate & Lyle PLC                           5,899          32,895
Taylor Woodrow PLC                        8,273          39,542
Tesco PLC                               118,675         547,580
TI Automotive, Ltd., Class A (a)          4,947               0
Tomkins PLC                              12,424          59,494
Unilever PLC                             45,553         424,655
United Business Media PLC                 4,926          43,210
United Utilities PLC                      9,205          81,650
United Utilities PLC, Class A             4,530          24,693
Vodafone Group PLC                    1,107,346       2,745,509
Whitbread PLC                             4,715          60,688
William Hill PLC                          6,610          50,526
Wolseley PLC                              9,080         128,411
WPP Group PLC                            19,518         191,647
Yell Group PLC                            7,613          41,567
                                                    -----------
                                                     30,966,827
                                                    -----------
TOTAL COMMON STOCKS
(Cost $96,433,268)                                  116,993,210
                                                    -----------
PREFERRED STOCKS -- 0.5%
AUSTRALIA -- 0.2%
News Corp., Ltd.                         32,868         247,644
                                                    -----------
GERMANY -- 0.2%
Fresenius Medical Care AG                   388          19,552
Henkel KGAA                                 848          66,317
Porsche AG                                  117          69,438
ProSieben Sat.1 Media AG                  1,199          20,039
RWE AG                                      460          16,217
Volkswagen AG                             1,600          58,022
Wella AG                                    200          17,722
                                                    -----------
                                                        267,307
                                                    -----------
NEW ZEALAND -- 0.0%
Fletcher Challenge
  Forests, Ltd. (a)                       3,372           3,011
                                                    -----------
SWITZERLAND -- 0.1%
Schindler Holding AG (a)                     97          23,686
                                                    -----------
TOTAL PREFERRED STOCKS
(Cost $436,983)                                         541,648
                                                    -----------
RIGHTS -- 0.0%
IRELAND -- 0.0%
Waterford Wedgwood PLC (a)
(Cost $354)                               1,583             439
                                                    -----------
WARRANTS -- 0.0%
FRANCE -- 0.0%
Alstom (a)
                                          3,716             141
                                                    -----------
HONG KONG -- 0.0%
Hopewell Highway (a)                        500              97
                                                    -----------
TOTAL WARRANTS
(Cost $0)                                                   238
                                                    -----------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
DECEMBER 31, 2003

                                                                                            MARKET
                                                                              SHARES         VALUE
                                                                              ------         -----
SHORT TERM INVESTMENTS -- 18.6%
  UNITED STATES -- 18.6%
  AIM Short Term Investment Prime Portfolio (c)                              1,801,791    $  1,801,791
  AIM Treasury Fund (c)                                                      1,234,426       1,234,426
  Federated Money Market Obligations Trust (c)                               1,913,997       1,913,997
  State Street Navigator Securities Lending Prime Portfolio (b) (Note 4)    18,284,032      18,284,032
                                                                                          ------------
                                                                                            23,234,246
                                                                                          ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $23,234,246)                                                                          23,234,246
                                                                                          ------------
TOTAL INVESTMENTS -- 112.8%
(Cost $120,104,851)                                                                        140,769,781
                                                                                          ------------
OTHER ASSETS AND
LIABILITIES (NET)-- (12.8)%                                                                (15,944,279)
                                                                                          ------------

NET ASSETS -- 100.0%                                                                      $124,825,502
                                                                                          ============

(a)      Non-income producing security.

(b) Security represents investment made with cash collateral from securities loaned.

(c) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

Abbreviations
ADR - American Depository Receipts
NPV- No Par Value
NV- Non-voting

INDUSTRY CONCENTRATION AS A PERCENTAGE
OF NET ASSETS:

Financials                                25.2%
Consumer Discretionary                    12.5%
Health Care                                8.7%
Industrials                                8.3%
Consumer Staples                           7.9%
Energy                                     7.9%
Telecommunication Services                 7.5%
Materials                                  6.5%
Information Technology                     5.3%
Utilities                                  4.3%
Cash, receivables, and other
  assets, less liabilities                 5.9%
                                         -----
                                         100.0%
                                         -----

                                                                                     UNREALIZED
                                                                        NUMBER OF   APPRECIATION/
                                                                        CONTRACTS  (DEPRECIATION)
                                                                        ---------  --------------
SCHEDULE OF FUTURES
CONTRACTS (LONG)

SPI 200 Index Futures Expiration date 03/2004                               5        $   6,820
DAX Index Futures Expiration date 03/2004                                   6           54,824
CAC 40 Euro Futures Expiration date 03/2004                                19           28,254
Hang Seng Index Futures Expiration date 01/2004                             4            3,570
TOPIX Index Futures Expiration date 03/2004                                17           90,684
Financial Times Stock Exchange 100 Index Futures
  Expiration date 03/2004                                                  15           57,875
IBEX 35 Index Futures Expiration date 01/2004                               6           29,904
MIB 30 Index Futures Expiration date 03/2004                                2          (14,040)
OMX Index Futures Expiration date 01/2004                                  90           54,438
                                                                                     ---------

Net unrealized appreciation on open futures contracts purchased                      $ 312,329
                                                                                     =========

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2003

                                                 UNREALIZED
                                                APPRECIATION/
                                               (DEPRECIATION)
                                               --------------
SCHEDULE OF FORWARD FOREIGN CURRENCY
EXCHANGE CONTRACTS

BOUGHT AUSTRALIAN DOLLAR
 Local Contract amount - 706,000
 USD Face value - 503,378
 USD Current value - 528,191
 Settlement Date - 02/23/04
 Unrealized Gain                                 $    24,813

SOLD AUSTRALIAN DOLLAR
 Local Contract amount - 290,000
 USD Face value - 212,091
 USD Current value - 216,962
 Settlement Date - 2/23/04
 Unrealized Loss                                      (4,871)

BOUGHT EURO
 Local Contract amount - 3,036,000
 USD Face value - 3,616,255
 USD Current value - 3,819,515
 Settlement Date - 02/23/04
 Unrealized Gain                                     203,260

SOLD EURO
 Local Contract amount - 1,454,000
 USD Face value - 1,772,547
 USD Current value - 1,829,240
 Settlement Date - 02/23/04
 Unrealized Loss                                     (56,693)

BOUGHT POUND STERLING
 Local Contract amount - 1,185,000
 USD Face value - 2,013,170
 USD Current value - 2,106,504
 Settlement Date - 02/23/04
 Unrealized Gain                                      93,334

SOLD POUND STERLING
 Local Contract amount - 725,000
 USD Face value - 1,256,257
 USD Current value - 1,288,790
 Settlement Date - 02/23/04
 Unrealized Loss                                 $   (32,533)

BOUGHT HONG KONG DOLLAR
 Local Contract amount - 2,696,000
 USD Face value - 348,500
 USD Current value - 347,781
 Settlement Date - 02/23/04
 Unrealized Loss                                        (719)

BOUGHT JAPANESE YEN
 Local Contract amount - 268,000,000
 USD Face value - 2,486,316
 USD Current value - 2,505,818
 Settlement Date - 02/23/04
 Unrealized Gain                                      19,502

SOLD JAPANESE YEN
 Local Contract amount - 122,000,000
 USD Face value - 1,130,463
 USD Current value - 1,140,708
 Settlement Date - 02/23/04
 Unrealized Loss                                     (10,245)

BOUGHT SWEDISH KRONA
 Local Contract amount - 5,405,000
 USD Face value - 713,720
 USD Current value - 749,493
 Settlement Date - 02/23/04
 Unrealized Gain                                      35,773
                                                 -----------
 Net unrealized appreciation on
 open forward foreign
 currency exchange contracts                     $   271,621
                                                 ===========

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2003

ASSETS
Unaffiliated investments at market (identified cost $101,820,819) - including $17,417,790 of
  securities on loan (Note 2)                                                                    $122,485,749
Affiliated investments at market (identified cost $18,284,032) (Note 4)                            18,284,032
Cash*                                                                                               1,558,315
Foreign currency at market (cost $351,877)                                                            366,229
Unrealized appreciation on forward foreign currency exchange contracts                                271,621
Receivables:
  Daily variation margin on futures contracts                                                          19,667
  Dividends and interest                                                                              139,188
                                                                                                 ------------
    Total assets                                                                                  143,124,801

LIABILITIES
Payables:
  Due upon return of securities loaned                                                             18,284,032
  Management fees (Note 4)                                                                             15,267
                                                                                                 ------------
    Total liabilities                                                                              18,299,299
                                                                                                 ------------
NET ASSETS                                                                                       $124,825,502
                                                                                                 ============
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                  $103,558,126
Net unrealized appreciation on investments, foreign currency translation,
  and futures contracts                                                                            21,267,376
                                                                                                 ------------
NET ASSETS                                                                                       $124,825,502
                                                                                                 ============

* Includes restricted cash of $1,557,907 held as collateral in relation to initial margin requirements on futures contracts.

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $352,140)                                          $   1,661,333
  Dividends (non-cash)                                                                                 355,826
  Interest                                                                                              59,371
  Security lending income (Notes 2 and 4)                                                              126,039
                                                                                                 -------------
    Total Investment Income                                                                          2,202,569

EXPENSES
  Management fees (Note 4)                                                      $    140,417
                                                                                ------------
    Total Expenses                                                                                     140,417
                                                                                                 -------------
NET INVESTMENT INCOME                                                                                2,062,152
                                                                                                 -------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments and foreign currency transactions                                   (8,765,042)
  Futures contracts                                                                1,290,262
                                                                                ------------
                                                                                                    (7,474,780)
Net change in unrealized appreciation (depreciation) on:
  Investments and foreign currency translation                                    37,657,926
  Futures contracts                                                                  346,369
                                                                                ------------
                                                                                                    38,004,295
                                                                                                 -------------
Net realized and unrealized gain                                                                    30,529,515
                                                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $  32,591,667
                                                                                                 =============

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         For the Year      For the Year
                                                                             Ended             Ended
                                                                      December 31, 2003  December 31, 2002
                                                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                                 $   2,062,152      $   1,205,368
  Net realized loss on investments and futures contracts                   (7,474,780)        (3,561,046)
  Net change in unrealized appreciation (depreciation)                     38,004,295         (7,378,466)
                                                                        -------------      -------------
    Net increase (decrease) in net assets resulting from operations        32,591,667         (9,734,144)
                                                                        -------------      -------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                             104,752,849         69,280,296
  Contributions in-kind                                                            --         21,837,789
  Fair value of withdrawals                                               (91,872,233)       (62,601,360)
                                                                        -------------      -------------
    Net increase in net assets from capital transactions                   12,880,616         28,516,725
                                                                        -------------      -------------

TOTAL NET INCREASE IN NET ASSETS                                           45,472,283         18,782,581

NET ASSETS
Beginning of year                                                          79,353,219         60,570,638
                                                                        -------------      -------------
End of year                                                             $ 124,825,502      $  79,353,219
                                                                        =============      =============

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                  Year           Year              Year            Period
                                                  Ended         Ended             Ended            Ended
                                                 12/31/03      12/31/02          12/31/01        12/31/00*
                                                 --------     ----------        ----------       ----------
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)           $124,826     $   79,353        $   60,571       $   87,620

Ratios to average net assets:
  Operating expenses                                 0.15%          0.15%             0.15%            0.15%+
  Net investment income                              2.20%          1.85%             1.49%            0.81%+

Portfolio turnover rate**                              26%            13%               31%               8%++
Total return (a)                                    37.59%        (16.05%)         ( 21.88%)          (0.80%)++

--------------------
*    The Portfolio commenced operations on November 13, 2000.

** The Portfolio turnover rates for year ended 2002 and period ended 2000, excludes in-kind security transactions.

+    Annualized.

++   Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At December 31, 2003, only the Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. Pursant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE Index"). The Portfolio attempts to hold the MSCI EAFE Index constituents in their approximate benchmark weights.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) IDC (International Data Corporation) spot rate. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Expenses are accrued daily based on average daily net assets. Realized gains and losses from securities transactions are recorded on the basis of identified cost. The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -(CONTINUED)
DECEMBER 31, 2003

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the MSCI EAFE Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

FOREIGN INVESTMENT RISK: The Portfolio will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Portfolio is subject to foreign risk and may experience more rapid and extreme changes in value than funds investing solely in the U.S. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed and is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open forward foreign currency exchange contracts in accordance with SEC requirements.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2003, the earned income for the Portfolio and State Street was $126,039 and $42,013, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2003, the value of the securities loaned amounted to $17,417,790. The loans were collateralized with cash of $18,284,032, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company, and U.S. Treasury Notes, 7.875% due 11/15/04, par value of $3,331 and market value of $3,557.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
DECEMBER 31, 2003

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2003, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $35,758,051 and $22,661,445, respectively.

At December 31, 2003, the cost of investments computed on a federal income tax basis was $129,612,848. The aggregate gross unrealized appreciation and gross unrealized depreciation was $14,014,843 and $2,857,910, respectively, resulting in net unrealized appreciation of $11,156,933. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. As compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. The market value of this investment at December 31, 2003 is listed in the Portfolio of Investments.

5. SUBSEQUENT EVENT

One of the partners in the portfolio has given notice of its intention to liquidate all assets in its feeder fund. This will be accomplished through a cash withdrawal, effective February 25, 2004. The partner held a 50.2% ownership interest in the net assets of the portfolio at December 31, 2003.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street MSCI(R) EAFE(R) Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street MSCI(R) EAFE(R) Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street MSCI(R) EAFE(R) Index Portfolio of State Street Master Funds at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 6, 2004

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                         NUMBER OF
                                                                                          FUNDS IN           OTHER
                           POSITION(S)  TERM OF OFFICE                                  FUND COMPLEX     DIRECTORSHIPS
                            HELD WITH    AND LENGTH OF      PRINCIPAL OCCUPATION        OVERSEEN BY         HELD BY
NAME, ADDRESS, AND AGE        TRUST       TIME SERVED      DURING PAST FIVE YEARS         TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------

Michael F. Holland         Trustee and  Term:Indefinite  Chairman, Holland &                14          Trustee, State
Holland & Company, LLC     Chairman of                   Company L.L.C.                                 Street
375 Park Avenue            the Board     Elected: 7/99   (investment adviser)                           Institutional
New York, NY10152                                        (1995 - present).                              Investment
Age: 59                                                                                                 Trust; Director
                                                                                                        of the Holland
                                                                                                        Series Fund,
                                                                                                        Inc.; and
                                                                                                        Director, The
                                                                                                        China Fund,
                                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------

William L. Boyan           Trustee      Term:Indefinite  Trustee of Old Mutual              14          Trustee, State
State Street Master Funds                                South Africa Master Trust                      Street
P.O. Box 5049                            Elected: 7/99   (investments) (1995 -                          Institutional
Boston, MA02206                                          present); Chairman                             Investment
Age: 67                                                  emeritus, Children's                           Trust; and
                                                         Hospital (1984 - present);                     Trustee, Old
                                                         Director, Boston Plan For                      Mutual South
                                                         Excellence (non-profit)                        Africa Master
                                                         (1994 - present);                              Trust
                                                         President and Chief
                                                         Operations Officer, John
                                                         Hancock Mutual Life
                                                         Insurance Company
                                                         (1959 - 1999). Mr. Boyan
                                                         retired in 1999.
------------------------------------------------------------------------------------------------------------------------

Rina K. Spence             Trustee      Term:Indefinite  President of SpenceCare            14          Trustee, State
7 Acacia Street                                          International LLC (1998 -                      Street
Cambridge, MA02138                       Elected: 7/99   present); Member of the                        Institutional
Age: 55                                                   Advisory Board, Ingenium                      Investment
                                                         Corp., (technology company)                    Trust; Director
                                                         (2001 - present); Chief                        of Berkshire
                                                         Executive Officer,                             Life Insurance
                                                         IEmily.com,                                    Company of
                                                         (internet company) (2000-                      America; and
                                                         2001); Chief Executive                         Director,
                                                         Officer of Consensus                           IEmily.com
                                                         Pharmaceutical, Inc., (1998
                                                         - 1999); Founder,
                                                         President, and Chief
                                                         Executive Officer of
                                                         Spence Center for Woman's
                                                         Health (1994 - 1998);
                                                         Trustee, Eastern
                                                         Enterprise, (utilities)
                                                         (1988 - 2000).
------------------------------------------------------------------------------------------------------------------------

Douglas T. Williams        Trustee      Term:Indefinite  Executive Vice President           14          Trustee, State
State Street Master Funds                                of Chase Manhattan Bank,                       Street
P.O. Box 5049                            Elected: 7/99   (1987 - 1999). Mr. Williams                    Insitutional
Boston, MA02206                                          retired in 1999.                               Investment
Age: 63                                                                                                 Trust

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                         NUMBER OF
                                                                                          FUNDS IN           OTHER
                           POSITION(S)  TERM OF OFFICE                                  FUND COMPLEX     DIRECTORSHIPS
                            HELD WITH    AND LENGTH OF   PRINCIPAL OCCUPATION           OVERSEEN BY         HELD BY
NAME, ADDRESS, AND AGE         TRUST      TIME SERVED    DURING PAST FIVE YEARS           TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------
Donald A. Gignac            President   Term:Indefinite  Senior Vice President of             -                 -
State Street Bank and                                    State Street Bank and
Trust Company                            Elected: 8/03   Trust Company (2002 -
2 Avenue de Lafayette                                    present); Vice President
Boston, MA 02111                                         of State Street Bank and
Age: 38                                                  Trust Company (1993 -
                                                         2002).
------------------------------------------------------------------------------------------------------------------------
Karen Gillogly              Treasurer   Term:Indefinite  Vice President of State              -                 -
State Street Bank and                                    Street Bank and Trust
Trust Company                            Elected: 9/03   Company (1999-
One Federal Street                                       present); Audit Senior
Boston, MA 02110                                         Manager, Ernst & Young
Age: 37                                                  LLP(1998-1999).
------------------------------------------------------------------------------------------------------------------------
Julie A. Tedesco            Secretary   Term:Indefinite  Vice President and Counsel           -                 -
State Street Bank and                                    of State Street Bank & Trust
Trust Company                            Elected: 5/00   Company (2000 - present);
One Federal Street                                       Counsel of First Data
Boston, MA 02110                                         Investor Services Group, Inc.,
Age: 46                                                  (1994 - 2000).
------------------------------------------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2003, State Street Master Funds (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 11(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a)      Audit Fees

                  For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $60,000 and $58,000, respectively.

         (b)      Audit-Related Fees

                  For the fiscal years ended December 31, 2003 and December 31, 2002, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

         (c)      Tax Fees

                  For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $5,000 and $4,000, respectively. Such tax services included the review of income and excise tax returns for the Trust.

         (d)      All Other Fees

                  For the fiscal years ending December 31, 2003 and December 31, 2002, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through
                  (c).

                  For the fiscal years ended December 31, 2003 and December 31, 2002, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

         (e)(1)   Audit Committee Pre-Approval Policies and Procedures

                  The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

                      "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                           1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

                           2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

                      De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if:
                      (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

                      Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

                      Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

         (e)(2)   Percentages of Services

                  None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph
                  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

         (f)      Not applicable.

         (g)      Total Fees Paid By Adviser and Certain Affiliates

                  For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $4,079,000 and $5,197,000, respectively.

         (h)      Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):              State Street Master Funds

By:                        /s/Donald A. Gignac
                           -----------------------------------------------------
                           Donald A. Gignac
                           President

By:                        /s/Karen D. Gillogly
                           -----------------------------------------------------
                           Karen D. Gillogly
                           Treasurer

Date:                      April 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                        /s/Donald A. Gignac
                           -----------------------------------------------------
                           Donald A. Gignac
                           President

By:                        /s/Karen D. Gillogly
                           -----------------------------------------------------
                           Karen D. Gillogly
                           Treasurer

Date:                      April 29, 2004